VANGUARD INTERNATIONAL
EQUITY INDEX FUND
----------------------------------
VANGUARD TOTAL
INTERNATIONAL PORTFOLIO

Semiannual Report - June 30, 1998

[PHOTO]

[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

     We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

     But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

     They, along with the rest of our valiant crew, look forward to serving you in the years ahead.

[PHOTO]                                               [PHOTO]
John C. Bogle                                         John J. Brennan
Senior Chairman                                       Chairman & CEO

CONTENTS
A MESSAGE TO OUR SHAREHOLDERS ................................     1

THE MARKETS IN PERSPECTIVE ...................................     6

PERFORMANCE SUMMARIES ........................................     8

PORTFOLIO PROFILES ...........................................    10

FINANCIAL STATEMENTS .........................................    15

All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,

World financial markets diverged sharply during the six months ended June 30, 1998, the first half of the fiscal year for the three portfolios of Vanguard International Equity Index Fund and for Vanguard Total International Portfolio. European bourses forged ahead of even the rambunctious U.S. stock market, but Asian exchanges generally lost ground.

     As a result, the returns on our international index funds ranged from a stunning advance of +27.1% for the European Portfolio to a steep decline of -16.3% for the Emerging Markets Portfolio. Europe's gains more than made up for Asia's shortfalls in producing a +12.3% gain for the Total International Portfolio. The table at right presents the total return (capital change plus reinvested dividends) of each portfolio, along with those of its comparative fund group and its target index.

     The net asset values of the portfolios at the beginning and end of the period, along with any distributions of net realized capital gains, are presented in the table that follows this letter. The portfolios pay income dividends annually, so none were distributed during the period.

---------------------------------------------------------------
                                                 TOTAL RETURNS
                                               SIX MONTHS ENDED
                                                 JUNE 30, 1998
---------------------------------------------------------------
VANGUARD EUROPEAN PORTFOLIO                         +27.1%
Average European Fund                               +27.8
MSCI Europe Index                                   +26.5
---------------------------------------------------------------
VANGUARD PACIFIC PORTFOLIO                          - 6.2%
Average Pacific Fund                                - 7.8
MSCI Pacific Free Index                             - 6.0
---------------------------------------------------------------
VANGUARD EMERGING MARKETS PORTFOLIO                 -16.3%
Average Emerging Markets Fund                       -15.6
MSCI Select Emerging Markets Free Index             -16.3
---------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL PORTFOLIO              +12.3%
Average International Fund                          +16.1
Total International Composite Index*                +12.6
---------------------------------------------------------------

*Consists of the MSCI EAFE Index plus the MSCI Select Emerging Markets Free
 Index.

THE PERIOD IN REVIEW

Europe's stock markets were the global leaders during the first half of 1998, buoyed by corporate merger activity, restructurings, and the impending launch of a common currency by 11 European nations. By contrast, stock prices in most Asian and emerging markets slumped in response to continuing currency instability and economic weakness.

     The U.S. dollar's gains versus most European currencies detracted slightly from the positive returns earned in local currencies there, but its strength in Pacific markets (or, more accurately, the weakness of the local currencies) substantially worsened the losses in that region. Such currency fluctuations--which can diminish or augment returns earned abroad--are a risk that international stock investors assume in addition to the wide price swings that are part and parcel of holding common stocks. The table at the top of page 2 presents returns on market indexes in both local currencies and U.S. dollars, as well as the "currency effect" that bears on performance.

     Taken together, international stocks provided an excellent half-year return of +16.1%, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, which is weighted to reflect the market capitalization of the world's established markets. But this result disguises the wide geographical variations in market performances. European stocks as a group were up a truly remarkable +26.5% in U.S.-dollar terms during the first half of 1998. This advance was buoyed by strengthening economic activity, along with investors' hope that cost-efficiencies and other benefits will come with next year's inauguration of the European Economic and Monetary Union--and the birth of the "euro" as a common currency.

     In the Pacific, Japan's recession and its renewed bout of currency weakness hurt stock prices, reverberating in the smaller markets where both local market returns and currency weakness were even worse. While Japan's stocks were off -2.5% in U.S.-dollar terms, declines exceeded -25% in Hong Kong, Malaysia, Thailand, and Singapore, markets already depressed from tumbles taken in 1997. The economic downturn in Japan, the region's dominant economy, dampened hopes that it would lead a recovery in the smaller economies. Emerging markets were generally weak in Latin America as well as in Asia.

-------------------------------------------------------------------
                                             TOTAL RETURNS
                                    SIX MONTHS ENDED JUNE 30, 1998
                                   --------------------------------
                                     LOCAL
                                   CURRENCY  CURRENCY   U.S. DOLLAR
INDEX                               RETURN    EFFECT      RETURN
-------------------------------------------------------------------
United States (S&P 500 Index)      +17.7%       --         +17.7%
-------------------------------------------------------------------
MSCI Europe Index                  +27.1%     -0.6%        +26.5%
MSCI Pacific Free Index            - 0.4      -5.6         - 6.0
MSCI Select Emerging
  Markets Index                    - 7.8      -8.5         -16.3
-------------------------------------------------------------------
Total International
  Composite Index                  +17.5%     -4.9%        +12.6%
-------------------------------------------------------------------

     In the United States, the bull market in stocks continued during the half-year, led by large-cap growth stocks. Stock prices wobbled at times--the Standard & Poor's 500 Composite Stock Price Index dropped -1.9% on April 27 alone as concerns mounted about Asia's economic woes--but advanced in every month except May. On balance, the S&P 500 Index earned +17.7%, an extraordinary gain for a six-month period.

     Amid the uncertainty in the world's markets, Vanguard's international index portfolios provided returns that corresponded closely with their market benchmarks. We salute members of our Core Management Group for their skill in tracking the target indexes. Small divergences occur from time to time between the returns of the portfolios and those of the benchmarks because our portfolios do not precisely replicate the target indexes. Also, of course, our portfolios bear "real world" operating expenses and transaction costs that are not incurred by the indexes, which are theoretical constructs that exist only on paper.

     The EUROPEAN PORTFOLIO's +27.1% return was 0.6 percentage point above that of the MSCI Europe Index but 0.7 percentage point behind the return of the average European fund. While the PACIFIC PORTFOLIO's return of -6.2% closely tracked the -6.0% decline in the MSCI Pacific Free Index, it was better by 1.6 percentage points than the -7.8% decline posted by the average Pacific fund. The EMERGING MARKETS PORTFOLIO's -16.3% decline exactly matched the return of the MSCI Select Emerging Markets Free Index but was 0.7 percentage point worse than the decline on the average emerging markets fund. The TOTAL INTERNATIONAL PORTFOLIO, a "fund of funds" that invests in a market weighting of the European, Pacific, and Emerging Markets Portfolios, fell a bit short of the return of its target index (+12.3% versus +12.6%) but lagged the +16.1% return of the average international fund by a wider margin, due to our higher stake in Pacific stocks.

IN SUMMARY

Both the rewards and risks of international stocks were evident during the first half of 1998. The risks of international stocks make them appropriate, we believe, for only a portion of a U.S. investor's holdings. However, we also believe that over the long term they offer the benefit of additional diversification to investors who also hold domestic stock, bond, and money market funds.

     Once such diversified portfolios are constructed--in accordance with each investor's particular time horizon, financial situation, and risk tolerance--investors should be well positioned to "stay the course" toward their long-term financial goals.

/s/ JOHN C. BOGLE                             /s/ JOHN J. BRENNAN

John C. Bogle                                 John J. Brennan
Senior Chairman                               Chairman and
                                              Chief Executive Officer

July 22, 1998

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------------------------------------------------
                                                                                            SIX MONTHS ENDED JUNE 30, 1998
                                              NET ASSET VALUE PER SHARE                     ------------------------------
                                    ---------------------------------------------               DISTRIBUTIONS FROM NET
PORTFOLIO                           DECEMBER 31, 1997               JUNE 30, 1998               REALIZED CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------------
European                                 $20.13                        $25.53                           $0.06
Pacific                                    7.72                          7.24                              --
Emerging Markets                           9.98                          8.35                              --
Total International                        9.87                         11.08                              --
--------------------------------------------------------------------------------------------------------------------------

Notice to Shareholders

At a special meeting on July 24, 1998, shareholders of Vanguard International Equity Index Fund overwhelmingly approved three proposals. At a special meeting on June 30, 1998, shareholders of Vanguard Total International Portfolio overwhelmingly approved five proposals. The proposals and voting results were:

1. REORGANIZATION INTO A DELAWARE BUSINESS TRUST. This change will reduce the amount of state taxes Vanguard International Equity Index Fund pays annually by approximately $346,000. Vanguard Total International Portfolio will not realize any tax savings or incur any additional taxes as a result of the change, but it will benefit from the efficiency of being organized the same way as other Vanguard funds. Approved as follows:

------------------------------------------------------------------------------------------
                                         FOR         AGAINST      ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
International Equity Index Fund     193,974,796    7,627,400     2,803,171       94.90%
------------------------------------------------------------------------------------------
Total International Portfolio        69,930,890    6,002,461       536,276       91.45%
------------------------------------------------------------------------------------------

2a. INVESTMENT LIMITATION CHANGES--INTERFUND LENDING PROGRAM. This change permits the portfolios of Vanguard International Equity Index Fund and the Total International Portfolio to participate in Vanguard's interfund lending program, which allows funds to loan money to each other if--and only if--it makes good financial sense to do so on both sides of the transaction. The interfund lending program won't be an integral part of your portfolio's investment program; it is a contingency arrangement for managing unusual cash flows. Approved as follows:

------------------------------------------------------------------------------------------
PORTFOLIO                                FOR         AGAINST      ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
European                             83,322,031    2,194,178     1,953,109       95.26%
------------------------------------------------------------------------------------------
Pacific                              74,313,668    2,234,302     1,413,261       95.32%
------------------------------------------------------------------------------------------
Emerging Markets                     37,511,390      869,842       593,586       96.25%
------------------------------------------------------------------------------------------
Total International                  74,768,006      738,268       963,353       97.77%
------------------------------------------------------------------------------------------

2b. INVESTMENT LIMITATION CHANGES--BORROWING MONEY AND PLEDGING ASSETS. This change sets standard limits of 15% of net assets on the amount of money Vanguard funds can borrow from all sources and on the amount of assets that can be pledged to secure any loans. Approved as follows:

------------------------------------------------------------------------------------------
PORTFOLIO                                FOR         AGAINST      ABSTAIN      APPROVED BY
------------------------------------------------------------------------------------------
European                             82,417,234    2,810,875     2,241,209       94.22%
------------------------------------------------------------------------------------------
Pacific                              73,252,750    3,118,687     1,589,794       93.96%
------------------------------------------------------------------------------------------
Emerging Markets                     37,137,786    1,144,826       692,206       95.29%
------------------------------------------------------------------------------------------
Total International                  74,532,960      852,541     1,084,127       97.47%
------------------------------------------------------------------------------------------

2c. INVESTMENT LIMITATION CHANGES--INVESTMENTS IN SECURITIES OWNED BY AFFILIATES. This change eliminates the Total International Portfolio's policy of avoiding investments in securities issued by companies whose securities are owned in certain amounts by Trustees, officers, and key advisory personnel. Vanguard International Equity Index Fund has no such policy. Approved by 97.20% of the Total International Portfolio shares voted, as follows:

----------------------------------------------------------------------------------------
                                                     FOR          AGAINST       ABSTAIN
----------------------------------------------------------------------------------------
Total International Portfolio                     74,324,849     1,080,881     1,063,898
----------------------------------------------------------------------------------------

2d. INVESTMENT LIMITATION CHANGES--INVESTMENTS IN UNSEASONED COMPANIES. This change eliminates the Total International Portfolio's policy of not investing more than 5% of net assets in securities issued by companies with fewer than three years of operating history, taking into account any predecessors. Vanguard International Equity Fund has no such policy. Approved by 97.06% of the Total International Portfolio shares voted, as follows:

----------------------------------------------------------------------------------------
                                                     FOR          AGAINST       ABSTAIN
----------------------------------------------------------------------------------------
Total International Portfolio                     74,220,407     1,184,671     1,064,550
----------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998

Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

     After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

     The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

--------------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1998
                                             -----------------------------------
                                             6 MONTHS      1 YEAR       5 YEARS*
--------------------------------------------------------------------------------
EQUITY
   S&P 500 Index                              17.7%        30.2%         23.1%
   Russell 2000 Index                          4.9         16.5          16.0
   MSCI EAFE Index                            16.1          6.4          10.3
--------------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index                 3.9%        10.5%          6.9%
   Lehman 10-Year Municipal Bond Index         2.6          8.5           6.6
   Salomon Brothers Three-Month
      U.S. Treasury Bill Index                 2.6          5.3           4.9
--------------------------------------------------------------------------------
OTHER
   Consumer Price Index                        1.1%         1.7%          2.5%
--------------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

     A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

     Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

     Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

     Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

     Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

     Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

     In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

     Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolios could lose money.

EUROPEAN PORTFOLIO
TOTAL INVESTMENT RETURNS: JUNE 18, 1990-JUNE 30, 1998
------------------------------------------------------------
                  EUROPEAN PORTFOLIO             MSCI EUROPE
FISCAL      CAPITAL    INCOME       TOTAL           TOTAL
YEAR        RETURN     RETURN      RETURN          RETURN
------------------------------------------------------------
1990        -8.7%       1.5%        -7.2%           -6.4%
1991         9.5        2.9         12.4            14.1
1992        -5.9        2.6         -3.3            -3.9
1993        27.3        1.8         29.1            29.3
1994        -0.5        2.4          1.9             2.8
1995        19.6        2.7         22.3            22.1
1996        18.6        2.7         21.3            21.4
1997        22.0        2.2         24.2            23.7
1998*       27.1        0.0         27.1            26.5
------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 42 for dividend and capital gains information for the past five years.

PACIFIC PORTFOLIO
TOTAL INVESTMENT RETURNS: JUNE 18, 1990-JUNE 30, 1998
------------------------------------------------------------
                  PACIFIC PORTFOLIO             MSCI PACIFIC
                                                    FREE
FISCAL      CAPITAL    INCOME        TOTAL          TOTAL
YEAR        RETURN     RETURN       RETURN          RETURN
------------------------------------------------------------
1990       -14.3%       0.3%       -14.0%          -15.0%
1991        10.0        0.7         10.7            11.5
1992       -18.7        0.5        -18.2           -18.5
1993        34.7        0.8         35.5            36.1
1994        12.2        0.8         13.0            12.8
1995         1.7        1.0          2.7             2.9
1996        -8.6        0.8         -7.8            -8.2
1997       -26.5        0.8        -25.7           -25.7
1998*       -6.2        0.0         -6.2            -6.0
------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 43 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
---------------------------------------------------------------------------------------------------
                                                                            SINCE INCEPTION
                           INCEPTION                                -------------------------------
                             DATE        1 YEAR       5 YEARS       CAPITAL      INCOME      TOTAL
---------------------------------------------------------------------------------------------------
European Portfolio*        6/18/1990     36.72%       23.05%        12.68%       2.33%      15.01%
Pacific Portfolio*         6/18/1990    -35.58        -6.08         -3.71        0.65       -3.06
---------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolios could lose money.

EMERGING MARKETS PORTFOLIO
TOTAL INVESTMENT RETURNS: MAY 4, 1994-JUNE 30, 1998
---------------------------------------------------------
               EMERGING MARKETS PORTFOLIO           MSCI*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
---------------------------------------------------------
1994          9.1%        0.7%        9.8%          3.8%
1995         -1.1         1.7         0.6           0.0
1996         14.2         1.6        15.8          15.2
1997        -18.7         1.9       -16.8         -16.4
1998**      -16.3         0.0       -16.3         -16.3
---------------------------------------------------------

 *MSCI Select Emerging Markets Free Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 43 for dividend and capital gains information since the portfolio's inception.

TOTAL INTERNATIONAL PORTFOLIO
TOTAL INVESTMENT RETURNS: APRIL 29, 1996-JUNE 30, 1998
---------------------------------------------------------
              TOTAL INTERNATIONAL PORTFOLIO     COMPOSITE*
FISCAL       CAPITAL     INCOME       TOTAL        TOTAL
YEAR         RETURN      RETURN      RETURN       RETURN
---------------------------------------------------------
1996         -1.0%        1.6%        0.6%          0.6%
1997         -2.5         1.7        -0.8          -0.8
1998**       12.3         0.0        12.3          12.6
---------------------------------------------------------

 *Consists of the MSCI EAFE Index plus the MSCI Select Emerging Markets Free
  Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 44 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
-----------------------------------------------------------------------------------------------
                                                                        SINCE INCEPTION
                                    INCEPTION                  --------------------------------
                                      DATE        1 YEAR        CAPITAL      INCOME       TOTAL
-----------------------------------------------------------------------------------------------
Emerging Markets Portfolio*         5/4/1994    -39.18%        -4.62%       1.33%       -3.29%
Total International Portfolio**    4/29/1996     -0.83          3.54        1.56         5.10
-----------------------------------------------------------------------------------------------

* Performance figures are adjusted for the 1% transaction fee on purchases, the 1% transaction fee on redemptions, and the $10 annual account maintenance fee.

**Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.

PORTFOLIO PROFILE
European Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to the unmanaged target index. Key elements of this Profile are defined on page 11.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                  EUROPEAN            MSCI
                                 PORTFOLIO          EUROPE
----------------------------------------------------------
Number of Stocks                       598             593
Turnover Rate                          4%*              --
Expense Ratio                       0.28%*              --
Cash Reserves                         0.0%              --

*Annualized.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Royal Dutch Petroleum Co.                          2.3%
Novartis AG                                        2.2
Glaxo Wellcome PLC                                 2.1
Roche Holdings AG                                  1.8
British Petroleum Co., PLC                         1.6
Nestle SA (Registered)                             1.6
Allianz AG                                         1.5
Union Bank of Switzerland                          1.5
British Telecommunications PLC                     1.5
Lloyds TSB Group PLC                               1.4
-------------------------------------------------------
Top Ten                                           17.5%

VOLATILITY MEASURES
----------------------------------------------------------
                                  EUROPEAN            MSCI
                                 PORTFOLIO            EAFE
----------------------------------------------------------
R-Squared                             0.73            1.00
Beta                                  0.77            1.00

COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------------------------
                                         JUNE 30, 1997                     JUNE 30, 1998
                                        ----------------------------------------------------------
                                           EUROPEAN               EUROPEAN                MSCI
                                           PORTFOLIO              PORTFOLIO              EUROPE
                                        ----------------------------------------------------------
Austria                                        0.6%                  0.5%                  0.6%
Belgium                                        2.0                   2.1                   2.5
Denmark                                        1.6                   1.3                   1.3
Finland                                        1.3                   1.4                   1.4
France                                        11.8                  13.2                  13.0
Germany                                       14.9                  15.5                  15.4
Ireland                                        0.6                   0.7                   0.7
Italy                                          5.3                   6.1                   6.2
Netherlands                                    8.9                   7.9                   7.9
Norway                                         1.0                   0.7                   0.8
Portugal                                       0.0                   0.9                   0.8
Spain                                          4.2                   4.5                   4.5
Sweden                                         4.3                   4.4                   4.3
Switzerland                                   11.3                  10.7                  10.7
United Kingdom                                32.2                  30.1                  29.9
--------------------------------------------------------------------------------------------------

AVERAGE WEIGHTED EXPENSE RATIO. Portfolios that invest in other Vanguard funds incur no direct expenses, but do bear their share of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the portfolio represented by each underlying fund.

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.

COUNTRY DIVERSIFICATION. The percentages of a portfolio's common stock invested in securities of various countries.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a portfolio holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PORTFOLIO ALLOCATION TO FUNDS. This table shows the distribution of a portfolio's investments in underlying Vanguard funds.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

TEN LARGEST HOLDINGS. The percentage of net assets that a portfolio has invested in its ten largest holdings. (The average for stock mutual funds is about 30%.) As this percentage rises, a portfolio's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Portfolios with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

PORTFOLIO PROFILE
Pacific Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to the unmanaged target index. Key elements of this Profile are defined on page 11.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                                      MSCI
                                   PACIFIC         PACIFIC
                                 PORTFOLIO            FREE
----------------------------------------------------------
Number of Stocks                       500             514
Turnover Rate                          2%*              --
Expense Ratio                       0.39%*              --
Cash Reserves                         0.3%              --

*Annualized.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------
Nippon Telegraph and Telephone Corp.                   5.7%
Toyota Motor Corp.                                     5.3
The Bank of Tokyo-Mitsubishi Ltd.                      2.7
Nomura Securities Co., Ltd.                            2.0
Sony Corp.                                             1.9
Honda Motor Co., Ltd.                                  1.9
Matsushita Electric Industrial Co., Ltd.               1.8
Sumitomo Bank Ltd.                                     1.7
News Corp. Ltd.                                        1.6
Tokyo Electric Power Co.                               1.4
----------------------------------------------------------
Top Ten                                               26.0%

VOLATILITY MEASURES
----------------------------------------------------------
                                   PACIFIC            MSCI
                                 PORTFOLIO            EAFE
----------------------------------------------------------
R-Squared                             0.75            1.00
Beta                                  1.30            1.00

COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
----------------------------------------------------------------------------------------------------
                                                JUNE 30, 1997                   JUNE 30, 1998
                                            --------------------------------------------------------
                                                                                               MSCI
                                                 PACIFIC               PACIFIC               PACIFIC
                                                PORTFOLIO             PORTFOLIO               FREE
                                            --------------------------------------------------------
Australia                                          6.5%                  9.1%                  9.0%
Hong Kong                                          8.4                   6.6                   6.6
Japan                                             76.4                  79.5                  79.7
Malaysia                                           4.7                   1.9                   1.9
New Zealand                                        0.8                   0.8                   0.8
Singapore                                          3.2                   2.1                   2.0
----------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Emerging Markets Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to the unmanaged target index. Key elements of this Profile are defined on page 11.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                  EMERGING
                                   MARKETS            MSCI
                                 PORTFOLIO         SELECT*
----------------------------------------------------------
Number of Stocks                       611             600
Turnover Rate                         9%**              --
Expense Ratio                      0.59%**              --
Cash Reserves                         4.9%              --

 *MSCI Select Emerging Markets Free Index.

**Annualized.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------
Telecomunicacoes Brasileiras SA                    4.9%
Telefonos de Mexico SA                             3.2
Hong Kong Telecommunications Ltd.                  2.8
Hutchison Whampoa Ltd.                             2.5
Centrais Electricas Brasileiras SA                 2.5
YPF SA Class D                                     1.7
Hellenic Telecommunication
  Organization SA                                  1.7
Cheung Kong Holdings Ltd.                          1.5
CLP Holdings Limited                               1.4
Petroleo Brasileiro SA Pfd.                        1.4
----------------------------------------------------------
Top Ten                                           23.6%

VOLATILITY MEASURES
----------------------------------------------------------
                                  EMERGING
                                   MARKETS            MSCI
                                 PORTFOLIO            EAFE
----------------------------------------------------------
R-Squared                             0.43            1.00
Beta                                  1.23            1.00

COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------------
                                                   JUNE 30, 1997                   JUNE 30, 1998
                                            -------------------------------------------------------------
                                                 EMERGING MARKETS         EMERGING MARKETS           MSCI
                                                     PORTFOLIO                PORTFOLIO            SELECT
                                            -------------------------------------------------------------
Argentina                                              4.1%                      5.5%                5.7%
Brazil                                                18.5                      18.8                19.0
Czech Republic                                         0.0                       1.5                 1.5
Greece                                                 1.6                       5.8                 5.7
Hong Kong                                             15.0                      15.4                15.3
Hungary                                                0.0                       1.9                 1.8
Indonesia                                              6.5                       1.0                 1.0
Israel                                                 2.4                       4.1                 4.1
Malaysia                                              13.8                       5.8                 5.7
Mexico                                                 9.6                      14.0                13.9
Philippines                                            3.1                       1.9                 1.9
Poland                                                 0.0                       0.8                 0.8
Singapore                                              5.1                       4.8                 4.7
South Africa                                          12.1                      13.2                13.5
Thailand                                               3.8                       1.8                 1.7
Turkey                                                 2.0                       3.7                 3.7
Other                                                  2.4                       0.0                 0.0
---------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Total International Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998. Key elements of this Profile are defined on page 11.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
Expense Ratio                                        0%
Average Weighted Expense Ratio                   0.33%*

*For underlying portfolios; annualized.

PORTFOLIO ALLOCATION TO FUNDS
----------------------------------------------------------
Vanguard International Equity Index Fund-
  European Portfolio                              67.6%
  Pacific Portfolio                               23.6
  Emerging Markets Portfolio                       8.8

----------------------------------------------------------
Total                                            100.0%

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each portfolio's holdings, including each security's market value on the last day of the reporting period. European, Pacific, and Emerging Markets Portfolio securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Portfolio lists investments in shares of each Vanguard International Equity Index portfolio. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
EUROPEAN PORTFOLIO                    SHARES        (000)
----------------------------------------------------------
COMMON STOCKS (99.7%)(1)
----------------------------------------------------------
AUSTRIA (0.5%)
   Austria Mikro Systeme
    International AG                   3,700     $    251
   Austrian Airlines AG               22,940          755
   BWT Best Water Technology AG        1,760          374
   Bank Austria AG                    45,222        3,677
   Bank Austria AG (Ptg. Ctf.)         3,690          265
-  Bank Austria AG
    Rights Exp. 7/9/1998              64,762            4
   Bank Austria AG-Vorzug             19,540        1,587
   Bau Holding AG                      3,460          196
   Bau Holding AG Pfd.                 3,234          154
   Boehler-Uddeholm AG                 9,220          609
   EA-Generali AG                      5,461        1,604
   EA-Generali AG Pfd.                 1,114          221
   Flughafen Wien AG                  18,050          866
-  Lenzing AG                          4,490          343
   Mayr-Melnhof Karton AG             10,510          687
   OMV AG                             17,737        2,376
   Oesterreichische Brau-
    Beteiligungs AG                    8,810          520
   Oesterreichische
    Elektrizitaetswirtschafts AG
    Class A                           21,675        2,594
   RHI AG                             12,947          627
   Steyr-Daimler-Puch AG              14,174          388
   Universale-Bau AG                   7,730          240
   VA Technologies AG                  8,270        1,029
   Wienerberger
    Baustoffindustrie AG               6,790        1,643
                                                 ---------
                                                   21,010
                                                 ---------
BELGIUM (2.1%)
   Barco NV                            8,035        2,246
   Bekaert SA                          1,842        1,530
   CBR Cimenteries SA                 18,210        2,041
   Colruyt NV                          2,995        2,350
   Compagnie Maritime Belge SA         8,087          611
   D'Ieteren SA                        4,463        2,084
   Delhaize-Le Lion SA                39,268        2,744
   Electrabel SA                      40,532       11,492
   Fortis AG                          28,597        7,301
   Generale De Banque SA              23,210       17,231
   Glaverbel SA                        5,879          841
   Groupe Bruxelles Lambert SA        18,660        3,766
   Petrofina SA                       17,420        7,151
   Solvay SA                          61,350        4,864
   Tractebel SA                       58,050        8,502
   UCB SA                              1,126        5,842
   Union Miniere SA                   20,918        1,293
                                                 ---------
                                                   81,889
                                                 ---------
DENMARK (1.3%)
   Aarhus Oliefabrik A/S A Shares      5,020          255
   Aarhus Oliefabrik A/S B Shares      3,240          165
   Bang & Olufsen Holding A/S
    B Shares                          11,900          857

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
EUROPEAN PORTFOLIO                    SHARES        (000)
----------------------------------------------------------
   Carlsberg A/S A Shares             25,075     $  1,823
   Carlsberg A/S B Shares             13,849        1,007
   D/S 1912 B Shares                     769        6,597
   D/S Svendborg B Shares                559        6,828
   Danisco A/S                        46,335        3,113
   Den Danske Bank A/S                40,830        4,898
-  East Asiatic Co. A/S               28,450          209
   FLS Industries A/S B Shares        41,040        1,044
   GN Store Nord A/S                  29,950          915
   ISS International Service
     Systems A/S B Shares             24,319        1,415
   J. Lauritzen Holding A/S B Shares   5,774          568
   Korn Og Foderstof
     Kompagniet A/S                   12,510          295
   NKT Holding A/S                     7,870          612
   Novo Nordisk A/S B Shares          49,482        6,821
   Radiometer A/S B Shares            11,008          440
   SAS Danmark A/S                    39,680          796
   Superfos A/S                       27,600          742
   Tele Danmark A/S B Shares          95,495        9,165
   Unidanmark A/S A Shares            41,177        3,700
                                                 ---------
                                                   52,265
                                                 ---------
FINLAND (1.4%)
-  Amer Group Ltd.                    19,220          371
   Cultor Oyj-Series 1                40,650          659
   Cultor Oyj-Series 2                30,510          489
   Instrumentarium Group A Shares      4,600          290
   Instrumentarium Group B Shares      5,240          334
   Kemira Oy                          52,830          546
   Kesko Oy                           68,770        1,084
   Kone Oy B Shares                    6,348          891
   Merita Ltd. A Shares              641,467        4,232
   Metra Oy A Shares                  10,970          350
   Metra Oy B Shares                  33,626        1,103
   Nokia Oyj A Shares                331,400       24,373
   Nokia Oyj K Shares                108,700        8,004
   Outokumpu Oy A Shares             100,750        1,285
   Pohjola Insurance Co., Ltd.
     A Shares                         21,688        1,067
   Pohjola Insurance Co., Ltd.
     B Shares                          9,400          468
   Sampo Insurance Co., Ltd.
     A Shares                         35,424        1,679
   Stockmann AB Oy A Shares           36,900        1,103
   Stockmann AB Oy B Shares           28,730          670
   UPM-Kymmene Oy                    211,783        5,829
                                                 ---------
                                                   54,827
                                                 ---------
FRANCE (13.2%)
   AXA-UAP SA                        266,462       29,970
   Accor SA                           27,376        7,661
   Alcatel Alsthom SA                122,559       24,954
   Banque Nationale de Paris SA      165,070       13,487
   Bongrain SA                         1,858          933
   Bouygues SA                        20,093        3,649
   Canal Plus SA                      23,255        4,346
   Cap Gemini SA                      51,295        8,060
   Carrefour SA                       28,937       18,307
   Chargeurs SA                        7,116          588
-  Club Mediterranee SA               12,746        1,100
   Coflexip SA                         8,582        1,050
   Compagnie Francaise d'Etudes
     et de Construction SA            13,252        1,620
-  Compagnie Generale de
     Geophysique SA                    4,289          629
   Compagnie Generale des
     Establissements Michelin SCA
     B Shares                        104,570        6,036
   Compagnie Parisienne de
     Reescompte SA                    22,468        1,810
   Compagnie de Saint-Gobain SA       67,265       12,472
   Compagnie des Gaz de Petrole
     Primagaz SA                      16,489        1,448
   Compoirs Modernes SA                3,780        1,969
   Dassault Systemes SA               83,879        3,954
   Elf Aquitaine SA                  206,076       28,972
   Eridania Beghin-Say SA             19,713        4,353
   Essilor International SA            7,781        3,291
   Etablissements Economiques du
     Casino Guichard-Perrachon SA     42,413        3,387
   Etablissements Economiques du
     Casino Guichard-Perrachon
     SA Pfd.                          16,517          918
   France Telecom SA                 603,690       41,637
   Groupe GTM                         10,921        1,134
   Groupe Danone SA                   54,746       15,094
   Groupe SEB SA                       9,894        1,371
   Imetal SA                          11,924        1,639
   L'Air Liquide SA (Registered)      62,146       10,279
   L'Oreal SA                         50,771       28,241
   LVMH Moet Hennessy Louis
     Vuitton SA                       66,005       13,210
   Lafarge SA                         78,220        8,086
   Lagardere SCA                      83,663        3,483
   Legrand SA                         21,373        5,656
   Nord-Est SA                        16,506          363
   PSA Peugeot Citroen SA             36,669        7,884
-  Paribas                           125,421       13,422
   Pathe SA                            6,229        1,221
   Pechiney SA A                      47,407        1,909
   Pernod Ricard SA                   43,680        3,027
   Pinault-Printemps-Redoute SA       17,815       14,910
   Promodes SA                        14,604        8,092
   Rhone-Poulenc SA Series A         273,853       15,445
   Sagem SA                            3,054        2,376
   Sanofi SA                          80,861        9,509
   Schneider SA                      115,075        9,176
   Sidel SA                           26,816        1,952
   Simco SA                           20,781        1,705
   Skis Rossignol SA                  15,906          282
   Societe BIC SA                     38,723        2,754
   Societe Francaise
     d'Investissements Immobiliers
     et de Gestion SA                 17,248        1,250
   Societe Generale SA                75,891       15,778
   Societe National d'Exploitation
     Industrielle de Tabacs et
     Allumettes SA                    32,493        1,473
   Sodexho Alliance SA                25,016        4,729
   Sommer Allibert SA                 17,700          920
   Suez Lyonnaise des Eaux            95,553       15,725

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                      SHARES        (000)
----------------------------------------------------------
   Thomson-CSF SA                     91,179     $  3,469
   Total SA B Shares                 183,563       23,864
   Union Immobiliere de France SA      9,650          761
   Usinor Sacilor SA                 149,633        2,312
   Valeo SA                           53,033        5,421
   Vivendi                           141,859       30,291
-  Zodiac SA                           3,313          910
                                                 ---------
                                                  515,724
                                                 ---------
GERMANY (15.4%)
-  AGIV AG Fuer Industrie und
    Verkehrswesen AG                  32,820          909
   Aachener & Muenchener
    Beteiligungs AG (Bearer)           7,640          893
   Aachener & Muenchener
    Beteiligungs AG (Registered)      30,000        3,507
   Adidas-Salomon AG                  32,800        5,715
   Allianz AG                        176,530       58,826
-  Allianz AG-New Shares               4,292        1,418
   Axa Colonia Konzern AG             19,980        2,479
   BASF AG                           467,975       22,232
   Bayer AG                          549,050       28,410
   Bayerische Hypotheken und
    Weschel Bank AG                  201,165       12,750
   Bayerische Vereinsbank AG         229,530       19,456
   Beiersdorf AG                      61,750        3,934
   Bilfinger & Berger Bau AG          23,620          809
-  Brau und Brunnen AG                 4,492          582
   Buderus AG                          2,110        1,052
   CKAG Colonia Konzern AG Pfd.        4,410          446
   Continental AG                     80,150        2,518
   DLW AG                              1,890          353
   Daimler-Benz AG                   426,651       41,955
   Degussa AG                         68,070        4,356
   Deutsche Bank AG                  400,375       33,848
   Deutsche Lufthansa AG-
    New Shares                       288,470        7,264
   Deutsche Telekom AG             1,655,175       45,299
   Douglas Holding AG                 12,420          661
   Dresdner Bank AG                  387,985       20,957
   Dyckerhoff AG Pfd.                  2,578        1,007
   Escada AG                           1,420          234
   Escada AG Pfd.                      1,740          275
   Fag Kugelfischer Georg
    Schaefer AG                       40,125          601
   Friederich Grohe AG Pfd.            1,095          370
   Heidelberger Zement AG             37,656        3,567
   Herlitz AG                          3,150          171
   Herlitz AG Pfd.                     4,415          236
   Hochtief AG                        53,900        2,586
   Holsten-Brauerei AG                 1,487          346
   IWKA AG                             1,450          340
   Karstadt AG                         4,000        1,945
-  Kloeckner-Humbolt-Deutz AG         41,700          493
   Linde AG                            6,554        4,502
   Man AG                              8,455        3,298
   Man AG Pfd.                         2,900          782
   Mannesmann AG                     293,440       30,156
   Merck KGaA                        121,500        5,446
   Metro AG                          170,772       10,312
   Metro AG Pfd. 1                    15,688          647
-  Metro AG Rights Exp. 7/2/1998     183,260            7
   Muenchener
    Rueckversicherungs-
    Gesellschaft AG (Bearer)           2,700          963
   Muenchener
    Rueckversicherungs-
    Gesellschaft AG (Registered)      59,475       29,523
   Preussag AG                        11,505        4,118
   RWE AG                            329,445       20,032
   RWE AG Pfd.                        91,495        3,397
   Rheinmetall AG                     16,500          548
   Rheinmetall AG Pfd.                15,650          447
   SAP AG                             46,125       27,981
   SAP AG Pfd.                        32,650       22,158
   SGL Carbon AG                      11,200        1,304
   Salamander AG                       1,930          318
   Schering AG                        51,850        6,104
   Siemens AG                        431,120       26,309
-  Strabag Bau AG                      1,893          164
-  Strabag Bau AG Pfd.                   579           48
   Thyssen AG                         26,066        6,628
   Veba AG                           373,931       25,139
   Viag AG                            20,156       13,869
-  Volkswagen AG                      23,300       22,499
-  Volkswagen AG Pfd.                  7,350        5,066
                                                 ---------
                                                  604,565
                                                 ---------
IRELAND (0.7%)
   Allied Irish Banks PLC            611,846        8,833
   CRH PLC                           291,843        4,140
   Clondalkin Group PLC               43,008          360
   DCC PLC                            71,302          637
   FYFFES PLC                        272,730          662
   Greencore Group PLC               165,500          900
   Independent Newspapers PLC        211,515        1,136
   Irish Continental Group PLC        25,311          406
   Irish Life PLC                    228,260        2,101
   Irish Permanent PLC                75,302          888
   James Crean PLC                    77,080          168
   Jefferson Smurfit Group PLC       847,100        2,517
   Jurys Hotel Group PLC              43,488          364
   Kerry Group PLC A Shares           41,060          567
-  Ryanair Holdings PLC              135,872          948
-  Tullow Oil PLC                    217,985          395
   Waterford Wedgewood PLC           584,480          758
                                                 ---------
                                                   25,780
                                                 ---------
ITALY (6.1%)
   Assicurazioni Generali SpA        764,595       24,746
   Banca Commerciale
    Italiana SpA                   2,581,300       15,453
   Banca Intesa Non-Conv Risp.     1,001,820        2,953
   Banco Intesa SpA                2,239,555       12,495
   Banco Popolare Di Milano SpA      396,100        3,163
   Benetton Group SpA              1,206,960        2,508
   Bulgari SpA                       229,800        1,244
   Burgo (Cartiere) SpA              114,400          910
   Cementir SpA                      292,180          332
   Danieli & Co. SpA                  42,090          346
   Danieli & Co. SpA Risp.            42,500          195

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
EUROPEAN PORTFOLIO                    SHARES        (000)
----------------------------------------------------------
   Edison SpA                        487,400     $  3,924
   Ente Nazionale
    Idrocarburi SpA                6,007,500       39,136
   Falck, Acciaierie & Ferriere
    Lombarde SpA                     104,500          676
   Fiat SpA                        2,777,440       12,156
   Fiat SpA Pfd.                     782,200        1,947
   Fiat SpA Risp.                    621,820        1,539
-  Impregilo SpA                     214,000          189
   Istituto Bancairo San Paolo de
    Torino SpA                     1,172,600       17,113
   Istituto Nazionale Delle
    Assicurazioni SpA                460,000        1,307
   Italcementi SpA                   140,557        1,265
   Italcementi SpA Risp.             101,235          436
   Italgas SpA                       553,250        2,253
   La Rinascente SpA                 165,362        1,616
   La Rinascente SpA Pfd.             49,000          229
   La Rinascente SpA Risp.            43,000          215
   Magneti Marelli SpA               465,920        1,022
   Marzotto & Figli SpA               11,900          179
   Marzotto & Figli SpA Risp.         15,000          227
   Mediaset SpA                      863,700        5,477
   Mondadori (Arnoldo)
    Editore SpA                       60,420          698
   Montedison SpA                  3,813,502        4,731
   Montedison SpA Risp.              466,600          361
-  Olivetti SpA                    1,984,556        2,953
   Parmalat Finanziaria SpA          990,800        2,021
   Pirelli SpA                     1,373,400        4,288
   Pirelli SpA Risp.                 109,300          261
-  Reno De Medici SpA                118,790          407
   Riunione Adriatica di
    Sicurta SpA                      321,954        4,211
   Riunione Adriatica di
    Sicurta SpA Risp.                 59,900          539
   SNIA BPD SpA                      576,200          707
   SNIA BPD SpA Risp.                103,780           99
   Sirti SpA                         160,000          861
   Societa Assicuratrice
    Industriale SpA                   84,030        1,076
   Societa Assicuratrice
    Industriale SpA Risp.             60,500          398
   Telecom Italia Mobile SpA       4,990,416       30,450
   Telecom Italia Mobile SpA Risp. 1,201,244        4,055
-  Telecom Italia SpA              2,766,392       20,212
-  Telecom Italia SpA Risp.          643,571        3,131
                                                 ---------
                                                  236,710
                                                 ---------
NETHERLANDS (7.9%)
   ABN-AMRO Holding NV             1,063,302       24,881
   ASR Verzekerings Groep NV          28,097        2,384
-  Akzo Nobel NV                      51,770       11,508
   Elsevier NV                       499,000        7,531
   Getronics NV                       65,441        3,394
-  Heineken NV                       227,640        8,941
   Hollandsche Beton Groep NV         28,940          603
   IHC Caland NV                      13,790          776
   ING Groep NV                      699,550       45,806
   KLM Royal Dutch Airlines NV        54,117        2,197
   Koninklijke Ahold NV              414,393       13,302
   Koninklijke KNP BT NV             352,444       15,562
   Koninklijke Nederlandsche
    Hoogevens en
    Staalfabireken NV                 30,619        1,325
-  Koninklijke Pakhoed NV             26,828          870
   Nedlloyd Groep NV                  15,401          313
   Oce NV                             57,008        2,427
   Philips Electronics NV            275,145       23,129
   Royal Dutch Petroleum Co.       1,609,226       89,233
   Stork NV                           27,283          869
   TNT Groep                         352,444        9,008
   Unilever NV                       481,068       38,169
   Wolters Kluwer NV                  51,033        7,004
                                                 ---------
                                                  309,232
                                                 ---------
NORWAY (0.7%)
   Aker ASA A Shares                  32,423          509
   Aker ASA B Shares                  22,304          318
-  Ask ASA                            45,607          354
   Bergesen D.Y. ASA A Shares         43,736          832
   Bergesen D.Y. ASA B Shares         20,896          391
   Christiania Bank Og
    Kreditkasse ASA                  165,400          692
   Den Norske Bank ASA               450,500        2,360
   Dyno Industrier ASA                25,196          450
   Elkem ASA                          50,640          607
   Hafslund ASA A Shares              47,831          259
   Hafslund ASA B Shares              50,051          198
   Helikopter Services Group ASA      25,650          261
   Kvaerner ASA                       28,220          956
   Kvaerner ASA B Shares              10,690          330
   Lief Hoegh & Co. ASA               24,470          357
   Merkantildata ASA                  72,760          920
-  NCL Holdings ASA                  182,360          901
   Norsk Hydro ASA                   154,244        6,784
   Norske Skogindustrier ASA
    A Shares                          25,200          778
   Norske Skogindustrier ASA
    B Shares                          10,440          293
   Orkla ASA A Shares                115,140        2,678
   Orkla ASA B Shares                 31,680          667
-  Petroleum Geo-Services ASA         64,740        2,016
   SAS Norge ASA B Shares             41,200          703
   Schibsted ASA                      57,870          973
   Smedvig ASA A Shares               22,401          271
   Smedvig ASA B Shares               19,686          223
   Storebrand ASA                    182,760        1,620
   Tomra Systems ASA                  34,325        1,029
   Unitor ASA                         20,050          295
                                                 ---------
                                                   29,025
                                                 ---------
PORTUGAL (0.9%)
   Banco Comercial Portugues
    8% Cvt.Pfd. Series A              27,639        2,930
   Banco Comercial Portugues
    SA (Registered)                   60,640        1,722
   Banco Espirito Santo e Comercial
    de Lisboa SA (Registered)         84,239        2,530
   Banco Pinto & Sotto Mayor SA       88,768        1,657
   Banco Totta e Acores SA
    (Registered)                       1,400           67

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                      SHARES        (000)
----------------------------------------------------------
   Brisa-Auto Estradas de
    Portugal, SA                      46,747     $  1,999
   Cimpor-Cimento de Portugal SA      65,516        2,302
   Cin-Corporacao Industrial do
    Norte SA                           4,090          303
-  Colep-Companhia Portuguesa
    de Embalagens                     18,784          249
   Companhia de Seguros
    Tranquilidade                     17,900          485
   Corticeira Amorin SA               18,110          347
   Efacec-Empresa Fabrilde
    Maquinas Electricas SA            16,930          154
   Electricidade de Portugal SA      271,222        6,305
   Engil-SGPS                         20,720          235
   Inapa-Investimentos
    Participacoes e Gestao SA         26,010          336
   Jeronimo Martins & Filho
    SGPS SA                           54,170        2,602
   Portucel Industrial-Empresa
    Productora de Cellulosa SA        77,040          613
   Portugal Telecom SA
    (Registered)                     127,156        6,739
-  Sociedade Construcoes Soares
    da Costa SA                       26,310          218
   Somague-Sociedade Gestora de
    Participacoes, SA                 22,200          210
   Sonae Investimentos-Sociedade
    Gestora de Participacoes SA       30,920        1,689
   Unicer-Uniao Cervejeira SA         19,550          432
                                                 ---------
                                                   34,124
                                                 ---------
SPAIN (4.5%)
-  Acerinox SA                         9,206        1,227
-  Argentaria SA                     346,970        7,797
   Autopista Concesionaria
    Espanola SA                      185,457        2,877
-  Autopista Concesionaria
    Espanola Rights
    Exp. 7/10/1998                   182,357          138
-  Azucarera Ebro Agricolas           47,694        1,421
-  Banco Bilbao Vizcaya SA
    (Registered)                     511,023       26,271
   Banco Central
    Hispanoamericano SA              278,343        8,764
-  Banco Santander SA                865,042       22,178
   Corporacion Financiera Alba SA     11,815        1,258
   Corporacion Mapfre SA              48,142        1,692
   Dragados y Construcciones SA       46,546        1,493
-  El Aguila SA                       38,608          361
   Empresa Nacional Compania de
    Celulosas SA                      22,150          391
   Endesa SA                         780,756       17,110
-  Ercros SA                         195,702          248
   Fomento de Construcciones y
    Contratas SA                      47,132        2,435
   Gas Natural SDG SA                106,308        7,694
   Iberdrola SA                      665,003       10,816
-  Inmobiliaria Urbis SA              39,880          557
-  Metrovacesa SA                     39,632        1,168
-  Metrovacesa SA Bonus
    Rights Exp. 7/24/1998             39,632           56
   Portland Valderrivas SA             6,248          762
   Prosegur Cia de Seguridad SA
    (Registered)                      54,600          651
   Repsol SA                         221,337       12,217
-  Sarrio SA                          71,740          337
   Sociedade General de Aguas de
    Barcelona SA                       4,550          254
   Tabacalera SA                     140,330        2,878
   Telefonica de Espana SA           769,474       35,636
   Union Electrica Fenosa SA         201,757        2,603
   Uralita SA                         47,564          679
   Vallehermoso SA                    34,458        1,269
   Viscofan Industria Navarra de
    Envolturas Celulosic SA           21,260          992
   Zardoya Otis SA                    42,430        1,264
-  Zardoya Otis SA
    Rights Exp. 7/29/1998             42,430          205
                                                 ---------
                                                  175,699
                                                 ---------
SWEDEN (4.3%)
   ABB AB A Shares                   496,780        7,039
   ABB AB B Shares                   203,200        2,828
   AGA AB A Shares                   101,750        1,595
   AGA AB B Shares                    88,440        1,353
   Astra AB A Shares               1,004,500       20,531
   Astra AB B Shares                 226,946        4,525
   Atlas Copco AB A Shares            94,500        2,577
   Atlas Copco AB B Shares            49,190        1,342
   Diligentia AB                      58,885          509
   Electrolux AB Series B            275,950        4,741
   Esselte AB A Shares                17,160          381
   Esselte AB B Shares                16,290          378
   Foreningssparbanken AB            269,000        8,095
   Granges AB                         33,646          616
   Hennes & Mauritz AB B Shares      157,440       10,049
   LM Ericsson Telephone AB
    B Shares                       1,460,300       42,665
-  Netcom Systems AB Series B         78,870        3,021
   OM Gruppen AB                      68,156        1,419
   SKF AB A Shares                    32,240          572
   SKF AB B Shares                    52,380          952
   Sandvik AB A Shares               146,515        4,051
   Sandvik AB B Shares                54,343        1,492
   Securitas AB B Shares              54,480        2,668
-  Skandia Forsakrings AB            358,610        5,126
   Skandinaviska Eeskilda Banken
    AB B Shares                      448,053        7,669
   Skanska AB B Shares                88,358        3,966
   Stora Kopparbergs Berglags AB
    A Shares                         125,005        1,967
   Stora Kopparbergs Berglags AB
    B Shares                          17,650          279
   Svenska Cellulosa AB B Shares     153,246        3,968
   Svenska Handelsbanken AB
    A Shares                         165,680        7,687
   Svenska Handelsbanken AB
    B Shares                          19,060          836
   Svenskt Stal AB (SSAB)-
    Series A                          73,609        1,135
   Svenskt Stal AB (SSAB)-
    Series B                          29,833          449

------------------------------------------------------------
                                                     MARKET
                                                     VALUE*
EUROPEAN PORTFOLIO                      SHARES        (000)
------------------------------------------------------------
Swedish Match AB                       373,069     $  1,240
   Trelleborg AB B Shares               88,298        1,163
   Volvo AB A Shares                    88,250        2,567
   Volvo AB B Shares                   225,819        6,725
   WM-Data AB B Shares                  54,570        1,895
                                                   ---------
                                                    170,071
                                                   ---------
SWITZERLAND (10.7%)
   ABB AG (Bearer)                       6,135        9,060
   ABB AG (Registered)                   4,440        1,347
   Adecco SA (Bearer)                   12,327        5,559
-  Alusuisse-Lonza Group AG
    (Registered)                         4,726        5,995
   Credit Suisse Group AG
    (Registered)                       199,835       44,465
-  Danzas Holding AG (Registered)        2,105          566
   Forbo Holding AG (Registered)         1,310          667
   Georg Fischer AG (Registered)         2,615        1,017
   Grands Magasins Jelmoli SA
    (Bearer)                               500          635
   Grands Magasins Jelmoli SA
    (Registered)                         1,550          389
   Holderbank Financiere Glarus AG
    (Bearer)                             3,928        4,998
   Holderbank Financiere Glarus AG
    (Registered)                         7,910        1,989
   Kuoni Reisen Holding AG
    (Registered)                           260        1,291
   Moevenpick Holding AG (Bearer)        1,090          541
   Nestle SA (Registered)               29,549       63,235
   Novartis AG (Bearer)                  4,898        8,157
   Novartis AG (Registered)             46,516       77,403
   Roche Holding AG (Bearer)             1,218       18,047
   Roche Holding AG
    (Dividend-Right Certificates)        5,290       51,948
   SGS Societe Generale de
    Surveillance Holding SA (Bearer)       817        1,385
   SGS Societe Generale de
    Surveillance Holding SA
    (Registered)                         1,940          668
   SMH AG (Registered)                  11,150        1,860
   SAirgroup AG                          8,750        2,879
   Schindler Holding AG (Ptg. Ctf.)        100          152
   Schindler Holding AG (Registered)       190          294
   Sika Finanz AG (Bearer)               1,940          769
   Sulzer AG (Registered)                1,860        1,468
   The Swatch Group AG                   2,742        2,119
   Swiss Reinsurance Co.
    (Registered)                        10,908       27,586
-  Union Bank of Switzerland           160,264       59,592
   Valora Holding AG                     2,531          667
   Zurich Insurance Co. (Registered)    34,550       22,049
                                                   ---------
                                                    418,797
                                                   ---------
UNITED KINGDOM (30.0%)
   Abbey National PLC                1,123,291       19,960
   Amec PLC                            177,862          507
   Anglian Water PLC                   201,972        2,831
   Arjo Wiggins Appleton PLC           660,652        2,216
   Associated British Foods PLC        682,473        6,439
   B.A.T. (British American
    Tobacco) Industries PLC          2,338,836       23,414
   BAA PLC                             803,885        8,678
   BBA Group PLC                       291,435        2,193
   BG PLC                            2,965,500       17,145
   BICC PLC                            299,963          641
   BOC Group PLC                       370,152        5,043
   BPB PLC                             393,069        2,381
   BTR PLC                           2,526,010        7,165
   Barclays PLC                      1,147,867       33,095
   Barratt Developments PLC            185,750          818
-  Bass PLC                            599,429       11,232
   The Berkeley Group PLC               68,808          716
   Blue Circle Industries PLC          591,565        3,341
   Boots Co., PLC                      692,224       11,469
   Bowthorpe PLC                       161,735        1,409
-  British Aerospace PLC             1,357,762       10,398
   British Airways PLC                 735,012        7,953
   British Land Co., PLC               424,967        4,364
   British Petroleum Co., PLC        4,364,391       63,645
   British Sky Broadcasting
    Group PLC                        1,303,251        9,361
   British Steel PLC                 1,463,262        3,217
   British Telecommunications
    PLC                              4,772,509       58,926
   Bunzl PLC                           248,407        1,165
   Burmah Castrol PLC                  166,257        2,968
   CGU PLC                             520,122        9,702
   Cable and Wireless PLC            1,705,547       20,717
   Cadbury Schweppes PLC               766,342       11,859
   Caradon PLC                         391,398        1,202
   Carlton Communications PLC          460,920        4,114
-  Centrica PLC                      3,416,346        5,757
   Coats Viyella PLC                   595,366          730
   Cobham PLC                           66,664        1,165
   Compass Group PLC                   509,604        5,858
   Courtaulds PLC                      315,920        2,343
   Courtaulds Textiles PLC              88,294          421
   De La Rue PLC                       188,548          934
   Delta PLC                           143,760          521
   Diageo PLC                        2,673,136       31,667
   EMI Group PLC                       587,550        5,137
   Electrocomponents PLC               329,390        2,583
   Elementis 1998 PLC                  285,530          724
   English China Clays PLC             264,315          904
   FKI PLC                             469,426        1,355
   GKN PLC                             545,932        6,955
   General Electric Co., PLC         2,041,393       17,592
   George Wimpey PLC                   251,450          485
   Glaxo Wellcome PLC                2,681,536       80,490
   Granada Group PLC                   680,663       12,515
   Great Universal Stores PLC          763,803       10,068
-  Guardian Royal Exchange PLC         673,429        3,944
   HSBC Holdings PLC (Foreign)       1,359,596       32,938
   HSBC Holdings PLC (Local)           658,545       16,713
   Halifax PLC                       2,009,062       26,080
   Hammerson PLC                       185,709        1,509
   Hanson PLC                          501,926        3,050
   Hepworth PLC                         62,675          224
   Hyder PLC                           116,646        1,828
   IMI PLC                             249,406        1,544
   Imperial Chemical
    Industries PLC                     548,270        8,800
   J. Sainsbury PLC                  1,432,685       12,765

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                      SHARES        (000)
----------------------------------------------------------
   Jarvis PLC                         64,000     $    742
   Johnson Matthey PLC                79,948          718
   Kingfisher PLC                    513,683        8,271
   Ladbroke Group PLC                906,657        4,977
   Laird Group PLC                   109,650          518
   Land Securities PLC               443,052        6,849
   Lasmo PLC                         756,622        3,030
   Legal & General Group PLC         958,360       10,226
   Lex Service PLC                    90,688          749
   Lloyds TSB Group PLC            4,048,967       56,647
-  Lonrho PLC                        104,704          491
   LucasVarity PLC                 1,084,595        4,307
   MEPC PLC                          351,878        3,094
   Marks & Spencer PLC             2,143,058       19,505
   Marley PLC                        126,040          227
   Meyer International PLC            52,241          309
   Misys PLC                          71,448        4,059
-  National Grid Group PLC         1,115,037        7,516
   National Power PLC                924,265        8,698
   Next PLC                          281,797        2,421
   Ocean Group PLC                   120,155        1,518
   Pearson PLC                       442,057        8,099
   Peninsular & Oriental Steam
    Navigation Co.                   441,301        6,354
   Pilkington PLC                    671,275        1,238
   Prudential Corp. PLC            1,446,295       19,052
   RMC Group PLC                     196,700        3,410
   Racal Electronics PLC             244,449        1,383
   Railtrack Group PLC               381,551        9,352
   Rank Group PLC                    327,166        1,796
   Reed International PLC            869,273        7,861
   Rentokil Initial PLC            2,165,005       15,569
   Reuters Group PLC               1,104,597       12,625
   Rexam PLC                         396,156        1,727
   Rio Tinto PLC                     810,294        9,126
   Rolls-Royce PLC                 1,062,813        4,389
   Royal & Sun Alliance
    Insurance Group PLC            1,179,818       12,195
   Royal Bank of Scotland
    Group PLC                        655,778       11,379
   Rugby Group PLC                   297,746          554
   SIEBE PLC                         375,850        7,506
   Safeway PLC                       838,760        5,493
   Schroders PLC                     240,910        6,214
   Scottish & Newcastle PLC          472,845        6,690
   Scottish Power PLC                909,880        7,970
   Sears PLC                       1,258,052        1,102
   Sedgwick Group PLC                467,204        1,013
   Slough Estates PLC                193,091        1,105
-  SmithKline Beecham PLC          4,164,726       50,831
   Smiths Industries PLC             236,468        3,275
   Southern Electric PLC             376,121        3,401
   St. James's Place Capital PLC     341,916        1,846
   Stagecoach Holdings PLC           185,931        3,955
   TI Group PLC                      370,362        2,812
   Tarmac PLC                        599,171        1,070
   Tate & Lyle PLC                   336,220        2,666
   Taylor Woodrow PLC                300,599        1,003
   Tesco PLC                       1,661,079       16,213
   Thames Water PLC                  290,893        5,295
   Thorn PLC                         270,308        1,091
-  Transport Development
    Group PLC                         74,774          369
   Unigate PLC                       180,008        1,990
   Unilever PLC                    2,455,848       26,143
   United Biscuits Holdings PLC      420,367        1,683
   United Utilities PLC              417,839        6,076
   Vickers PLC                       234,229          860
   Vodafone Group PLC              2,312,746       29,346
-  Williams PLC                      600,788        3,859
   Willis Corroon Group PLC          370,084          939
   Wilson Connolly Holdings PLC       86,943          196
   Wolseley PLC                      434,416        2,551
   Zeneca Group PLC                  713,351       30,613
                                                ----------
                                                1,174,040
                                                ----------
----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $2,478,977)                            3,903,758
----------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
----------------------------------------------------------
NON-CONVERTIBLE BOND (0.2%)
----------------------------------------------------------
Republic of Italy
   5.00%, 6/28/2001
   (COST $7,311)                  $    4,405        7,289
----------------------------------------------------------
TEMPORARY CASH INVESTMENTS (15.7%)
----------------------------------------------------------
U.S. Treasury Bill
(2)4.97%, 7/23/1998                    1,000           997
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                    21,926       21,926
   5.76%, 7/1/1998--Note G           592,842      592,842
----------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $615,765)                                615,765
----------------------------------------------------------
TOTAL INVESTMENTS (115.6%)
   (COST $3,102,053)                            4,526,812
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.6%)
----------------------------------------------------------
Other Assets--Note B                               38,341
Security Lending Collateral Payable
   to Brokers--Note G                            (592,842)
Other Liabilities                                 (54,899)
                                               -----------
                                                 (609,400)
----------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------
Applicable to 153,450,903 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)             $3,917,412
==========================================================

NET ASSET VALUE PER SHARE                          $25.53
==========================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 99.9% of net assets. See Note E in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

(Ptg. Ctf.)--Participating Certificate.

----------------------------------------------------------
                                      AMOUNT           PER
 EUROPEAN PORTFOLIO                    (000)         SHARE
----------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------
 Paid in Capital                  $2,426,838        $15.82
 Undistributed Net Investment
   Income--Note F                     49,228           .32
 Accumulated Net
   Realized Gains--Note F             16,238           .11
 Unrealized Appreciation
   (Depreciation)--Note E
   Investment Securities           1,424,759          9.28
   Futures Contracts                     429            --
   Foreign Currencies and
     Forward Currency Contracts          (80)           --
----------------------------------------------------------
 NET ASSETS                       $3,917,412        $25.53
==========================================================

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
PACIFIC PORTFOLIO                              SHARES           (000)
----------------------------------------------------------------------
COMMON STOCKS (98.6%)(1)
----------------------------------------------------------------------
AUSTRALIA (9.0%)
   Aberfoyle Ltd.                              78,000      $      123
   Amcor Ltd.                                 312,491           1,368
   Ashton Mining Ltd.                         231,114             122
   Australia National Industries Ltd.         421,031             242
   Australian Gas Light Co., Ltd.             150,000             938
   Boral Ltd.                                 546,106           1,025
   Brambles Industries Ltd.                   108,711           2,133
   Broken Hill Proprietary Ltd.               972,298           8,219
-  Burns Philp & Co., Ltd.                    489,530              39
   CSR Ltd.                                   475,700           1,373
   Coca-Cola Amatil Ltd.                      370,048           2,475
   Coles Myer Ltd.                            550,750           2,149
-  Crown Ltd.                                 581,395             175
   David Jones Ltd.                           214,132             245
   Delta Gold NL                              124,065             152
   Email Ltd.                                 154,683             268
   F.H. Faulding & Co., Ltd.                   75,900             346
   Foster's Brewing Group Ltd.                756,560           1,780
   Futuris Corp., Ltd.                        272,557             240
   Gio Australia Holdings Ltd.                249,776             641
   Goodman Fielder Ltd.                       624,142             908
   Great Central Mines Ltd.                   153,430             146
   Hardie (James) Industries Ltd.             207,004             578
   Howard Smith Ltd.                           97,200             572
   Leighton Holdings Ltd.                     137,200             480
   Metal Manufactures Ltd.                    123,800             149
   Mount Isa Mines Holdings Ltd.              583,263             282
   National Australia Bank Ltd.               688,380           9,080
-  Newcrest Mining Ltd.                        95,845             118
   News Corp. Ltd.                            941,279           7,682
   News Corp. Ltd. Pfd.                       847,913           6,007
   Normandy Mining Ltd.                       838,983             686
   North Ltd.                                 324,879             668
   Orica Ltd.                                 134,048             793
   Pacific Dunlop Ltd.                        494,340             799
   Pioneer International Ltd.                 431,400           1,029
   QBE Insurance Group Ltd.                   187,593             662
   QCT Resources Ltd.                         329,597             218
   Renison Goldfields
     Consolidated Ltd.                        145,141             144
-  Resolute Ltd.                              105,895              64
   Rio Tinto Ltd.                             157,742           1,876
   Rothmans Holdings Ltd.                      63,400             390
   Santos Ltd.                                265,689             823
   Sons of Gwalia Ltd.                         92,544             229
   Southcorp Ltd.                             311,129             904
-  Star City Holdings Ltd.                    305,800             178
   Stockland Trust Group Ltd.                 628,682           1,437
   Tabcorp Holdings Ltd.                      128,292             655
   Telstra Corp. Ltd.                       2,436,000           6,245
   WMC Ltd.                                   491,168           1,478
   Westfield Trust (Units)                  2,052,603           3,940
   Westpac Banking Corp., Ltd.                897,171           5,472
                                                           -----------
                                                               78,745
                                                           -----------
HONG KONG (6.5%)
   Bank of East Asia Ltd.                     661,933             718
   CLP Holdings Ltd.                        1,190,000           5,421
   Cathay Pacific Airways Ltd.              1,565,000           1,101
   Cheung Kong Holdings Ltd.                1,151,000           5,660
   Dickson Concepts
     International Ltd.                       153,899             215
   Elec & Eltek International
     Holdings Ltd.                            702,000             134
   Giordano International Ltd.                586,000             119
   Hang Lung Development Co., Ltd.            558,000             555
   Hang Seng Bank Ltd.                        909,900           5,143
   Hong Kong & China Gas Co., Ltd.          1,920,192           2,181
   Hong Kong & China Gas Co., Ltd.
     Warrants Exp. 9/30/1999                   84,599               6
   Hong Kong Aircraft &
     Engineering Co., Ltd.                    126,400             196
   Hong Kong
     Telecommunications Ltd.                5,708,593          10,719
   Hong Kong and Shanghai
     Hotels Ltd.                              426,000             213
   Hopewell Holdings Ltd.                   2,308,000             247
   Hutchison Whampoa Ltd.                   1,870,000           9,871
   Hysan Development Co., Ltd.                503,000             415
   Johnson Electric Holdings Ltd.             241,500             895
   Kumagai Gumi Hong Kong Ltd.                260,000             108
   Miramar Hotel & Investment Ltd.            336,000             295
   New World Development
     Co., Ltd.                                872,797           1,690
   Oriental Press Group Ltd.                1,183,000             110
-  Peregrine Investment
     Holdings Ltd.                            293,200               0
   Regal Hotels International
     Holdings Ltd.                          2,224,800             267
   Shangri-La Asia Ltd.                       840,000             542
   Shun Tak Holdings Ltd.                     958,000              94
   South China Morning Post Ltd.              887,000             426
   Sun Hung Kai Properties Ltd.             1,180,400           5,012
   Swire Pacific Ltd. A Shares                740,000           2,793
   Tai Cheung Holdings Ltd.                   556,500             135
   Television Broadcasts Ltd.                 237,000             627
   Varitronix International Ltd.              151,000             302
   Wharf Holdings Ltd.                      1,027,000           1,014
   Wing Lung Bank Ltd.                        122,928             286
                                                           -----------
                                                               57,510
                                                           -----------
JAPAN (78.4%)
   Advantest Corp.                             47,500           2,553
   Ajinomoto Co., Inc.                        312,000           2,731
   Alps Electric Co., Ltd.                     90,000           1,070
   Amada Co., Ltd.                            138,000             671
   Amano Corp.                                 49,000             430
-  Aoki Corp.                                 276,000             135
   Aoyama Trading Co., Ltd.                    36,600             902
   Arabian Oil Co., Ltd.                       30,400             441
   Asahi Bank Ltd.                          1,113,000           4,892
   Asahi Breweries Ltd.                       227,000           2,862
   Asahi Chemical Industry Co., Ltd.          690,000           2,486
   Asahi Glass Co., Ltd.                      562,000           3,037
   Ashikaga Bank Ltd.                         345,000             430
   Autobacs Seven Co., Ltd.                    19,500             558
   The Bank of Tokyo-
     Mitsubishi Ltd.                        2,215,000          23,445
   Bank of Yokohama Ltd.                      524,000           1,284
   Bridgestone Corp.                          391,000           9,241

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
----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
PACIFIC PORTFOLIO                              SHARES           (000)
----------------------------------------------------------------------
   Brother Industries Ltd.                    177,000      $      661
   CSK Corp.                                   30,100             599
   Canon, Inc.                                408,000           9,260
   Casio Computer Co.                         140,000           1,300
   Chiba Bank Ltd.                            352,000           1,217
   Chichibu Onoda Cement Corp.                277,000             501
-  Chiyoda Corp.                              109,000             134
   Chugai Pharmaceutical Co., Ltd.            117,000             765
   Citizen Watch Co., Ltd.                    147,000           1,213
   Cosmo Oil Co., Ltd.                        306,000             551
   Dai-Nippon Ink & Chemicals, Inc.           386,000           1,182
   Dai-Nippon Printing Co., Ltd.              364,000           5,809
   Dai-Nippon Screen
     Manufacturing Co., Ltd.                   82,000             336
   Daicel Chemical Industries Ltd.             27,000              57
   Daido Steel Co., Ltd.                      242,000             434
   Daiei, Inc.                                330,000             773
   Daifuku Co., Ltd.                           62,000             231
   Daiichi Pharmaceutical Co., Ltd.           135,000           1,780
   Daikin Industries Ltd.                     129,000             831
   Daikyo, Inc.                               128,000             147
   Daimaru, Inc.                               81,000             212
   Daito Trust Construction Co., Ltd.          68,500             518
   Daiwa House Industry Co., Ltd.             256,000           2,260
   Daiwa Kosho Lease Co., Ltd.                 80,000             336
   Daiwa Securities Co., Ltd.               1,028,000           4,422
   Denki Kagaku Kogyo K.K.                    231,000             373
   Denso Corp.                                428,000           7,093
   East Japan Railway Co.                       1,899           8,921
   Ebara Corp.                                129,000           1,147
   Eisai Co., Ltd.                            138,000           1,879
   Ezaki Glico Co.                             81,000             459
   Fanuc Co., Ltd.                            113,300           3,919
   Fuji Bank Ltd.                              26,000             116
   Fuji International Finance
     Trust 0.25% Cvt. Pfd.              1,956,000,000           6,624
   Fuji Photo Film Co., Ltd.                  245,000           8,527
   Fujikura Ltd.                              159,000             708
   Fujita Corp.                               273,000             150
   Fujita Kanko, Inc.                          58,000             472
   Fujitsu Ltd.                               884,000           9,300
   Furukawa Electric Co.                      325,000           1,094
-  Gakken Co.                                  63,000             105
   Gunma Bank Ltd.                            246,000           1,664
   Gunze Ltd.                                 134,000             306
   Hankyu Corp.                               423,000           1,734
   Hankyu Department Stores, Inc.              59,000             307
-  Haseko Corp.                               136,000              78
-  Hazama Corp.                               176,000             101
   Higo Bank Ltd.                              97,000             437
   Hirose Electric Co., Ltd.                   18,300             893
   Hitachi Ltd.                             1,585,000          10,336
   Hitachi Zosen Corp.                        465,000             751
   Hokuriku Bank Ltd.                         382,000             495
   Honda Motor Co., Ltd.                      461,000          16,409
   House Foods Industry Corp.                  59,000             757
   Hoya Corp.                                  56,000           1,586
   INAX Corp.                                 113,000             388
   Industrial Bank of Japan Ltd.            1,211,000           7,591
   Isetan Co.                                 104,000             869
-  Ishihara Sangyo Kaisha Ltd.                136,000             188
   Ito-Yokado Co., Ltd.                       198,000           9,316
   Itochu Corp.                               645,000           1,394
   Itoham Foods, Inc.                         105,000             454
   Iwatani International Corp.                135,000             237
   JGC Corp.                                  105,000             256
-  Japan Air Lines Co., Ltd.                  848,000           2,359
   Japan Energy Corp.                         508,000             538
-  Japan Metals & Chemicals Co.                60,000              85
-  Japan Steel Works Ltd.                     198,000             244
   Joyo Bank Ltd.                             424,000           1,564
   Jusco Co., Ltd.                            155,000           2,842
   Kajima Corp.                               457,000           1,251
   Kaken Pharmaceutical Co.                    12,000              32
   Kamigumi Co., Ltd.                          56,000             234
   Kandenko Co., Ltd.                         101,000             625
-  Kanebo Ltd.                                118,000              98
   Kaneka Corp.                               170,000             894
   Kansai Electric Power Co., Inc.            464,900           8,073
   Kansai Paint Co., Ltd.                     137,000             316
   Kao Corp.                                  295,000           4,549
   Katokichi Co., Ltd.                         27,000             321
   Kawasaki Heavy Industries Ltd.             637,000           1,285
   Kawasaki Kisen Kaisha Ltd.                 302,000             522
   Kawasaki Steel Corp.                     1,544,000           2,781
   Keihin Electric Express
     Railway Co., Ltd.                        246,000             713
   Kikkoman Corp.                              97,000             510
   Kinden Corp.                               136,000           1,646
   Kinki Nippon Railway Co.                   777,000           3,639
   Kirin Brewery Co., Ltd.                    502,000           4,738
   Kissei Pharmaceutical Co.                   27,000             399
   Kokuyo Co., Ltd.                            61,000           1,033
   Komatsu Ltd.                               440,000           2,137
   Komori Corp.                                36,000             684
   Konami Co., Ltd.                            18,400             396
   Konica Corp.                               128,000             576
   Koyo Seiko Co., Ltd.                        91,000             340
   Kubota Corp.                               642,000           1,480
-  Kumagai Gumi Co., Ltd.                     251,000             181
   Kurabo Industries Ltd.                      77,000             100
   Kuraray Co., Ltd.                          179,000           1,521
   Kureha Chemical Industry Co.               121,000             279
   Kurita Water Industries Ltd.                63,000             744
   Kyocera Corp.                               91,000           4,446
   Kyowa Hakko Kogyo Co.                      209,000             828
   Kyudenko Corp.                               3,000              20
   Lion Corp.                                 155,000             525
   Maeda Road Construction
     Co., Ltd.                                 21,000             112
   Makino Milling Machine Co.                  62,000             436
   Makita Corp.                                76,000             876
   Marubeni Corp.                             675,000           1,347
   Maruha Corp.                                14,000              14
   Marui Co., Ltd.                            176,000           2,625
   Matsushita Electric Industrial
     Co., Ltd.                              1,001,000          16,084
   Meiji Milk Products Co., Ltd.               60,000             160
   Meiji Seika Kaisha Ltd.                    196,000             596
   Minebea Co., Ltd.                          196,000           1,950


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
----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   Misawa Homes Co., Ltd.                      49,000      $      134
   Mitsubishi Chemical Corp.                1,012,000           1,830
   Mitsubishi Corp.                           754,000           4,672
   Mitsubishi Electric Corp.                1,008,000           2,317
   Mitsubishi Estate Co., Ltd.                615,000           5,406
   Mitsubishi Gas Chemical Co.                238,000             719
   Mitsubishi Heavy
     Industries Ltd.                        1,580,000           5,965
   Mitsubishi Logistics Corp.                  79,000             704
   Mitsubishi Materials Corp.                 554,000           1,130
-  Mitsubishi Oil Co., Ltd.                   224,000             315
   Mitsubishi Paper Mills Ltd.                209,000             407
   Mitsubishi Rayon Co., Ltd.                 309,000             864
   Mitsubishi Trust & Banking Corp.           619,000           5,259
   Mitsui & Co., Ltd.                         749,000           4,048
-  Mitsui Engineering &
     Shipbuilding Co., Ltd.                   438,000             331
   Mitsui Fudosan Co., Ltd.                   377,000           2,977
   Mitsui Marine & Fire
     Insurance Co.                            381,000           1,913
   Mitsui Mining & Smelting
     Co., Ltd.                                257,000           1,067
   Mitsui Osk Lines Ltd.                      507,000             862
   Mitsui Soko Co., Ltd.                       92,000             276
   Mitsui Trust & Banking Co.                 551,000           1,298
   Mitsukoshi Ltd.                            223,000             641
   Mori Seiki Co.                              49,000             600
   Murata Manufacturing Co., Ltd.             115,000           3,729
   Mycal Corp.                                146,000             926
   NEC Corp.                                  759,000           7,071
   NGK Insulators Ltd.                        176,000           1,528
   NGK Spark Plug Co.                         105,000             893
   NKK Corp.                                1,585,000           1,519
   NOF Corp.                                    9,000              17
   NSK Ltd.                                   271,000           1,103
   NTN Corp.                                  155,000             487
   Nagase & Co., Ltd.                           6,000              22
   Nagoya Railroad Co., Ltd.                  397,000           1,201
   Namco Ltd.                                  24,400             570
   Nankai Electric Railway Co.                159,000             687
   Nichido Fire & Marine
     Insurance Co., Ltd.                      210,000           1,097
   Nichirei Corp.                              74,000             152
   Nihon Cement Co., Ltd.                     120,000             240
-  Niigata Engineering Co., Ltd.              246,000             165
   Nikon Corp.                                173,000           1,244
   Nippon Beet Sugar
     Manufacturing Co.                         11,000              15
   Nippon Comsys Corp.                         65,000             747
   Nippon Express Co., Ltd.                   513,000           2,750
   Nippon Fire & Marine Insurance
     Co., Ltd.                                264,000           1,079
   Nippon Light Metal Co.                     308,000             355
   Nippon Meat Packers, Inc.                  110,000           1,347
   Nippon Oil Co., Ltd.                       566,000           1,827
   Nippon Paper Industries Co.                430,000           1,791
   Nippon Sharyo Ltd.                          84,000             198
   Nippon Sheet Glass Co., Ltd.               220,000             347
   Nippon Shinpan Co.                         281,000             466
   Nippon Shokubai K.K.                        94,000             505
   Nippon Steel Corp.                       3,279,000           5,765
-  Nippon Suisan Kaisha Ltd.                  111,000             127
   Nippon Telegraph and
     Telephone Corp.                            6,069          50,289
   Nippon Yusen Kabushiki
     Kaisha Co.                               575,000           1,947
   Nishimatsu Construction Co.                133,000             652
   Nissan Motor Co., Ltd.                   1,183,000           3,725
   Nisshinbo Industries, Inc.                 109,000             436
   Nissin Food Products Co., Ltd.              63,000           1,128
   Nitto Denko Corp.                           19,000             285
   Nomura Securities Co., Ltd.              1,472,000          17,129
   Noritake Co., Ltd.                          58,000             272
   OJI Paper Co., Ltd.                        485,000           2,111
   Odakyu Electric Railway Co.                356,000           1,090
   Ohbayashi Corp.                            355,000           1,504
   Okamoto Industries, Inc.                    92,000             205
   Okuma Corp.                                 67,000             305
   Okumura Corp.                               90,000             316
   Olympus Optical Co., Ltd.                  124,000           1,078
   Omron Corp.                                119,000           1,818
   Onward Kashiyama Co., Ltd.                  80,000           1,000
   Osaka Gas Co., Ltd.                      1,193,000           3,060
   Oyo Corp.                                   11,000             148
   Penta-Ocean Construction Co.               139,000             321
   Pioneer Electronic Corp.                    79,000           1,508
   Q.P. Corp.                                  80,000             522
-  Renown, Inc.                                90,000              67
   Rohm Co., Ltd.                              58,000           5,955
   SMC Corp.                                   29,400           2,235
   Sakura Bank Ltd.                         1,767,681           4,585
   Sanden Corp.                                35,000             237
   Sankyo Aluminum Industry Co.                 8,000               8
   Sankyo Co., Ltd.                           218,000           4,964
-  Sanrio Co., Ltd.                            40,000             477
   Sanwa Shutter Corp.                        109,000             479
   Sanyo Electric Co., Ltd.                   927,000           2,805
   Sapparo Breweries Ltd.                     162,000             620
   Sato Kogyo Co.                              95,000              78
   Secom Co., Ltd.                             55,000           3,174
   Sega Enterprises Ltd.                       49,900             861
   Seino Transportation Co., Ltd.              60,000             333
   Seiyu Ltd.                                  41,000              86
   Sekisui Chemical Co.                       265,000           1,356
   Sekisui House Ltd.                         344,000           2,665
   77 Bank Ltd.                               184,000           1,538
   Sharp Corp.                                535,000           4,333
   Shimachu Co.                                 9,000             148
   Shimano, Inc.                               68,000           1,725
   Shimizu Corp.                              377,000           1,087
   Shin-Etsu Chemical Co., Ltd.               188,000           3,251
   Shionogi & Co., Ltd.                       164,000             945
   Shiseido Co., Ltd.                         203,000           2,305
   Shizuoka Bank Ltd.                         383,000           4,112
   Showa Denko K.K.                           504,000             508
   Skylark Co., Ltd.                           49,000             484
   Snow Brand Milk Products Co.               149,000             451
   Sony Corp.                                 193,500          16,661
   Sumitomo Bank Ltd.                       1,493,000          14,523
   Sumitomo Chemical Co.                      788,000           2,430

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
----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
PACIFIC PORTFOLIO                              SHARES           (000)
----------------------------------------------------------------------
   Sumitomo Corp.                             499,000      $    2,398
   Sumitomo Electric Industries Ltd.          349,000           3,528
   Sumitomo Forestry Co.                      102,000             573
   Sumitomo Heavy Industries Ltd.             273,000             624
   Sumitomo Marine & Fire
     Insurance Co.                            321,000           1,795
   Sumitomo Metal Industries Ltd.           1,402,000           2,253
   Sumitomo Metal Mining Co.                  276,000           1,120
   Sumitomo Osaka Cement
     Co., Ltd.                                234,000             300
   Taisei Corp.                               477,000           1,031
   Taisho Pharmaceutical Co.                  166,000           3,098
   Taiyo Yuden Co., Ltd.                        8,000              85
   Takara Shuzo Co.                           127,000             527
   Takara Standard Co.                         46,000             267
   Takashimaya Co.                            145,000           1,093
   Takeda Chemical Industries Ltd.            418,000          11,114
   Takuma Co., Ltd.                            42,000             302
   Teijin Ltd.                                462,000           1,398
   Teikoku Oil Co., Ltd.                      134,000             414
   Toa Corp.                                   85,000             124
   Tobu Railway Co., Ltd.                     389,000           1,029
   Toei Co.                                    77,000             242
   Toho Co., Ltd.                               9,300             978
   Tohoku Electric Power Co.                  241,100           3,553
   Tokai Bank Ltd.                            974,000           5,362
   Tokio Marine & Fire
     Insurance Co.                            739,000           7,593
   Tokyo Broadcasting System, Inc.             86,000             960
   Tokyo Dome Corp.                            79,000             427
   Tokyo Electric Power Co.                   643,000          12,602
   Tokyo Electron Ltd.                         83,630           2,561
   Tokyo Gas Co., Ltd.                      1,341,000           2,986
   Tokyo Steel Manufacturing Co.               57,000             293
   Tokyo Style Co.                             48,000             470
   Tokyo Tatemono Co., Ltd.                   137,000             258
   Tokyotokeiba Co.                           142,000             210
   Tokyu Corp.                                537,000           1,629
   Toppan Printing Co., Ltd.                  334,000           3,571
   Toray Industries, Inc.                     674,000           3,497
   Tosoh Corp.                                298,000             517
   Tostem Corp.                               107,000           1,386
   Toto Ltd.                                  181,000           1,099
   Toyo Engineering Corp.                     112,000             149
   Toyo Exterior Co.                           12,000             119
   Toyo Seikan Kaisha Ltd.                    103,000           1,262
   Toyobo Ltd.                                388,000             509
   Toyoda Automatic Loom
     Works Ltd.                               127,000           2,242
   Toyota Motor Corp.                       1,805,000          46,691
   Trans Cosmos, Inc.                          11,900             286
   Tsubakimoto Chain Co.                      111,000             372
   Ube Industries Ltd.                        396,000             514
   Uni-Charm Corp.                             32,000           1,185
   Uniden Corp.                                11,000             120
-  Unitika Ltd.                               233,000             175
   Uny Co.                                     97,000           1,573
   Wacoal Corp.                                75,000             762
   Yamaguchi Bank Ltd.                         90,000           1,154
   Yamaha Corp.                                96,000             934
   Yamanouchi Pharmaceuticals
     Co., Ltd.                                161,000           3,353
   Yamato Transport Co., Ltd.                 195,000           2,185
   Yamazaki Baking Co., Ltd.                  111,000             984
   The Yasuda Trust and Banking
     Co., Ltd.                                531,000             497
   Yokogawa Electric Corp.                    122,000             651
                                                           -----------
                                                              688,903
                                                           -----------
MALAYSIA (1.9%)
   AMMB Holdings Bhd.                         212,600             112
-  Amsteel Corp., Bhd.                        830,800              91
   Antah Holdings Bhd.                        475,000              57
-  Aokam Perdana Bhd.                         337,000               0
   Berjaya Group Bhd.                         345,000              42
   Berjaya Land Bhd.                          199,000             109
   Commerce Asset Holdings Bhd.               358,000             134
   Edaran Otomobil Nasional Bhd.              128,000             123
-  Ekran Bhd.                                 525,000              57
   Golden Hope Plantations Bhd.               505,000             463
   Guinness Anchor Bhd.                       149,000             158
   Highlands & Lowlands Bhd.                  157,000             111
   Hong Leong Industries Bhd.                  39,400              29
   Hong Leong Properties Bhd.                 705,000             100
   Hume Industries Malaysia Bhd.              156,000             117
   IGB Corp., Bhd.                            662,000             159
   IOI Corp., Bhd.                            114,000              57
   Jaya Tiasa Holdings Bhd.                    93,000             115
   Johan Holdings Bhd.                        229,000              25
   Kedah Cement Holdings Bhd.                 325,000              90
-  Kelanamas Industries Bhd.                  399,000              29
   Kemayan Corp., Bhd.                        484,000              54
   Kian Joo Can Factory Bhd.                   28,000              26
   Kuala Lumpur Kepong Bhd.                   352,500             569
   Land & General Bhd.                        204,500              23
-  Landmarks Bhd.                             326,000              40
   Leader Universal Holdings Bhd.             476,666              71
   MBF Capital Bhd.                           505,000              85
-  Magnum Corp., Bhd.                         588,500             219
   Malayan Banking Bhd.                     1,107,000           1,116
   Malayan Cement Bhd.                         71,000              23
   Malayan United Industries Bhd.             359,000              42
   Malayawata Steel Bhd.                      273,500              67
   Malaysia International Shipping
     Corp., Bhd. (Foreign)                    371,333             542
   Malaysia Mining Corp., Bhd.                104,400              33
   Malaysian Airline System Bhd.              407,000             134
   Malaysian Mosaics Bhd.                     319,000              68
   Malaysian Oxygen Bhd.                       90,000             200
   Malaysian Pacific
     Industries Bhd.                          112,000             132
-  Malaysian Resources
     Corp., Bhd.                              631,333             160
-  Mulpha International Bhd.                  277,000              28
   Mycom Bhd.                                 438,000              29
   Nestle Malaysia Bhd.                       125,000             567
   New Straits Times Press Bhd.               131,000              49
   Oriental Holdings Bhd.                     203,200             338
   Pan Malaysia Cement
     Works Bhd.                               107,000              22
   Perlis Plantations Bhd.                    186,500             162

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   Perusahaan Otomobil
     Nasional Bhd.                            207,000       $     132
   Petaling Garden Bhd.                       180,000             129
   Pilecon Engineering Bhd.                   239,000              45
-  Promet Bhd.                                815,000              55
   Public Bank Bhd. (Foreign)                 420,599             127
   RHB Capital Bhd.                           820,000             334
   RJ Reynolds Bhd.                           197,000             273
   Rashid Hussain Bhd.                        224,000             110
   Resorts World Bhd.                         521,000             573
   Rothmans of Pall Mall
     Malaysia Bhd.                            133,000             922
   Selangor Properties Bhd.                   315,000             129
   Shell Refining Co.
     Malaysia Bhd.                            164,000             233
-  Silverstone Bhd.                            29,078               0
   Sime Darby Bhd.                          1,047,600             722
   Sungei Way Holdings Bhd.                   337,200              52
   TA Enterprise Bhd.                         632,000              94
-  Tan Chong International Bhd.             1,251,000               0
   Tan Chong Motor
     Holdings Bhd.                            417,000             187
   Technology Resources
     Industries Bhd.                          452,000             311
   Telekom Malaysia Bhd.                    1,472,100           2,485
   Tenaga Nasional Bhd.                     1,480,000           1,784
   Time Engineering Bhd.                      280,000              39
   UMW Holdings Malaysia Bhd.                 197,733              89
   United Engineers Malaysia Bhd.             339,000             138
   YTL Corp., Bhd.                            607,000             457
                                                           -----------
                                                               16,397
                                                           -----------
NEW ZEALAND (0.8%)
   Brierley Investments Ltd.                1,372,800             684
   Carter Holt Harvey Ltd.                    828,459             722
   Fisher & Paykel Industries Ltd.             39,300             100
   Fletcher Challenge Ltd. Building           188,781             235
   Fletcher Challenge Ltd. Energy             165,022             394
   Fletcher Challenge Ltd. Forest             393,967             221
   Fletcher Challenge Ltd. Paper              313,335             348
   Lion Nathan Ltd.                           274,900             611
   Telecom Corp. of
     New Zealand Ltd.                         812,500           3,349
                                                           -----------
                                                                6,664
                                                           -----------
SINGAPORE (2.0%)
   Chuan Hup Holdings Ltd.                    246,000              52
   City Developments Ltd.                     522,000           1,458
   Comfort Group Ltd.                         542,000             122
-  Creative Technology Ltd.                    45,450             551
   Cycle & Carriage Ltd.                       92,000             224
   Development Bank of Singapore
     Ltd. (Foreign)                           272,712           1,509
   First Capital Corp., Ltd.                  136,000              46
   Fraser & Neave Ltd.                        157,000             422
   Hai Sun Hup Group Ltd.                     285,000              67
   Haw Par Brothers
     International Ltd.                       120,400             126
   Hotel Properties Ltd.                      326,000             116
   IPC Corp., Ltd.                            981,000              41
   Inchcape Bhd.                              123,000              84
   Keppel Corp., Ltd.                         369,750             556
   Lum Chang Holdings Ltd.                    513,600             103
   Metro Holdings Ltd.                         75,000              45
   Natsteel Ltd.                              192,000             186
-  Neptune Orient Lines Ltd.                  447,000             155
   Oversea-Chinese Banking Corp.,
     Ltd. (Foreign)                           497,399           1,693
   Overseas Union Enterprise Ltd.              73,000             108
   Parkway Holdings Ltd.                      124,000             215
   Prima Ltd.                                  52,000              80
   Robinson & Co., Ltd.                        60,800             155
   Sembawang Corp., Ltd.                      125,000             147
   Sembawang Marine & Logistics                94,000              50
   Shangri-La Hotel Ltd.                      121,300             150
   Singapore Airlines Ltd. (Foreign)          514,000           2,403
   Singapore Press Holdings Ltd.              159,616           1,068
   Singapore Technologies
     Industrial Corp.                         437,000             323
   Singapore
     Telecommunications Ltd.                2,863,000           4,067
   United Industrial Corp., Ltd.              917,000             263
   United Overseas Bank Ltd.
     (Foreign)                                403,350           1,253
                                                           -----------
                                                               17,838
                                                           -----------
----------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $1,166,135)                                          866,057
----------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
----------------------------------------------------------------------
CONVERTIBLE BOND (0.1%)
----------------------------------------------------------------------
-  Nitto Denko Cvt.
     3.90%, 3/30/2001
     (COST $671)                           JPY 67,000             768
----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (27.7%)
----------------------------------------------------------------------
U.S. Treasury Bill
(2)  4.97%, 7/23/1998                      $    2,200           2,194
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                              6,991           6,991
   5.76%, 7/1/1998--Note G                    233,512         233,512
----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $242,697)                                            242,697
----------------------------------------------------------------------
TOTAL INVESTMENTS (126.4%)
   (COST $1,409,503)                                        1,109,522
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
PACIFIC PORTFOLIO                                               (000)
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-26.4%)
----------------------------------------------------------------------
Other Assets--Note B                                         $  5,309
Security Lending Collateral Payable
   to Brokers--Note G                                        (233,512)
Other Liabilities                                              (3,280)
                                                             ---------
                                                             (231,483)
----------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------
Applicable to 121,246,126 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)                           $878,039
======================================================================

NET ASSET VALUE PER SHARE                                       $7.24
======================================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 99.6% of net assets. See Note E in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

JPY--Japanese Yen.

----------------------------------------------------------------------
  AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
                                               AMOUNT             PER
                                                (000)           SHARE
----------------------------------------------------------------------
  Paid in Capital                          $1,227,012          $10.12
  Undistributed Net Investment
    Income--Note F                              4,516             .04
  Accumulated Net
    Realized Losses--Note F                   (53,738)           (.45)
  Unrealized Appreciation
    (Depreciation)--Note E
    Investment Securities                    (299,981)          (2.47)
    Futures Contracts                             199              --
    Foreign Currencies and
      Forward Currency Contracts                   31              --
----------------------------------------------------------------------
  NET ASSETS                                 $878,039           $7.24
======================================================================

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EMERGING MARKETS PORTFOLIO                     SHARES           (000)
----------------------------------------------------------------------
COMMON STOCKS (95.1%)
----------------------------------------------------------------------
ARGENTINA (5.2%)
-  Acindar Industria Argentina de
     Aceros SA                                143,900       $     240
-  Alpargatas S.A.I.C.                        354,200              75
   Astra Cia Argentina de
     Petroleum SA                             466,010             750
   Bagley SA Class B                           83,525             167
   Banco Frances Del Rio de la
     Plata SA                                 180,268           1,363
   Banco Galicia y Buenos Aires
     SA de CV                                 360,447           1,622
   Central Puerto SA                           94,665             222
-  Ciadea SA                                  221,848             442
   Corp Cementera Argentina SA                 45,100             272
-  Cresud SA                                   36,250              58
-  Disco SA                                    24,600             266
-  Indupa SA                                  296,438             239
   Irsa Inversiones y
     Representaciones SA                      199,900             588
   Ledesma SA                                 271,743             250
   Molinos Rio de la Plata SA                 107,100             235
   Nobleza Piccardo SA                         50,724             205
   Perez Companc SA                           806,650           4,050
-  Pirelli Cables SA                           17,113              33
-  Polledo Sociedad Anonima,
     Industrial, Constructora y
     Financiera                                67,900             107
   Siderca SA Class A                         976,608           1,660
   Sociedad Comercial de Plata SA             252,433             278
   Telefonica Argentina SA
     Class B                                2,259,800           7,323
   Transportadora de Gas Sur SA               194,300             435
   YPF SA Class D                             336,024          10,032
                                                            ----------
                                                               30,912
                                                            ----------
BRAZIL (18.0%)
   Aracruz Celulose SA Pfd.
     B Shares                               1,070,671           1,203
   Banco Bamerindus do
     Brasil SA                                 52,300               0
   Banco Bradesco SA                      483,338,308           3,903
   Banco Bradesco SA Pfd.                 466,991,197           3,876
   Banco Itau SA Pfd.                      12,445,112           7,102
   Banco do Estado de Sao
     Paulo SA Pfd.                         36,756,000           1,713
   Bardella SA Industrias
     Mecanicas Pfd.                               784              80
   Bombril SA Pfd.                         19,968,031              83
   Brasmotor SA Pfd.                        2,624,000             240
   Caemi Mineracao e Metalurgia
     SA Pfd.                                1,920,501             111
   Centrais Electricas
     Brasileiras SA                       433,176,010          12,547
   Centrais Electricas
     Brasileiras SA Pfd. B Shares          79,788,180           2,415
-  Centrais Geradoras
     Brasil Pfd.                           79,788,180             115
-  Centrais Geradoras do Sul              433,176,010             592
-  Ceval SA Pfd.                           29,720,000             106
-  Cofap-Companhia
     Fabricadora de Pecas Pfd.                 11,370              99
   Companhia Brasileira de
     Petroleo Ipiranga Pfd.                55,190,000             504
   Companhia Cervejaria Brahma              2,553,265           1,413
   Companhia Cervejaria
     Brahma Pfd.                            4,577,150           2,849
   Companhia Cimento Portland
     Itau Pfd.                              3,150,800             575
   Companhia Energetica de
     Minas Gerais Pfd.                    153,006,329           4,829
-  Companhia Paulista de
     Forca e Luz                           18,547,400           1,924
   Companhia Siderurgica
     Belgo-Mineira                          2,724,549             172
   Companhia Siderurgica
     Belgo-Mineira Pfd.                     2,035,000             118
   Companhia Siderurgica
     Nacional                              73,051,500           1,830
   Companhia Vale do Rio
     Doce Pfd.                                372,192           7,563
   Companhia Vidreas
     Santa Marina                             283,968             479
   Companhia de Tecidos Norte
     de Minas Pfd.                          2,134,289             300
   Confeccoes Guararapes SA                    30,591              91
   Copene-Petroquimica SA Pfd.
     A Shares                               1,476,194             327
   Duratex SA Pfd.                          7,119,367             277
   Ericsson Telecomunicadoes
     SA Pfd.                               42,995,400             818
   Fertilizantes Fosfatados
     SA Pfd.                              139,730,000             532
   Industrias Klabin de Papel e
     Celulose SA Pfd.                         812,025             337
-  Iochpe-Maxion SA Pfd.                    2,164,738              84
-  Lojas Americanas SA                     24,182,000             165
-  Lojas Americanas SA Pfd.                48,304,033             269
-  Lojas Arapua SA Pfd.                    40,268,700              25
   Lojas Renner SA Pfd.                     5,033,282             148
-  Mannesmann SA                               53,181               6
   Marcopolo SA Pfd.                           43,900              76
   Metal Leve SA Industria e
     Comercio Pfd.                          5,773,000              36
   Metalurgica Gerdau SA Pfd.               7,675,400             245
-  Paranapanema SA Pfd.                    31,162,000             181
   Perdigao Agroindustrial SA             188,391,000             236
   Petroleo Brasileiro SA Pfd.             43,260,100           8,005
   Pirelli Cabos SA Pfd.                       53,000             171
   Pirelli Pneus SA Pfd.                      140,400             303
   Sadia Concordia SA Pfd.                    121,000              75
-  San Paulo Alpargatas SA Pfd.               955,533              44
-  Santista Alimentos SA                      171,820              98
   Souza Cruz SA                              298,600           2,324
   Telecomunicacoes
     Brasileiras SA                        94,650,000           7,488
   Telecomunicacoes
     Brasileiras SA Pfd.                  196,617,800          21,403
   Unibanco-Uniao de Bancos
     Brasileiros SA Pfd.                   96,985,000           2,432

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EMERGING MARKETS PORTFOLIO                     SHARES           (000)
----------------------------------------------------------------------
   Unipar-Uniao de Industrias
     Petroquimicas SA Pfd.
     B Shares                                 150,645       $      33
   Usiminas-Usinas Siderurgicas
     de Minas Gerais SA Pfd.                  225,069           1,142
   Varig-Viacao Aerea Rio-
     Grandense SA Pfd.                         68,000             122
   Votorantim Celulose e Papel
     SA Pfd.                               41,540,831             636
   Weg SA Pfd.                                403,508             262
   White Martins SA                           974,365             901
                                                            ----------
                                                              106,033
                                                            ----------
CZECH REPUBLIC (1.4%)
-  Ceska Sporitelna a.s.                       78,880             648
   Cokoladovny a.s.                             2,970             512
-  The Czech Power Co. a.s.                    52,700           1,465
   Deza Valasske Mezirici a.s.                  1,438              61
   Elektrarny Opatovice, a.s.                     430              55
   Inzenyrske a Prumyslove
     Stavby (IPS) a.s.                         13,630              74
-  Komercni Banka a.s.                         19,120             636
-  Leciva Praha                                 2,080             159
-  Nova Hut a.s.                               12,132             115
-  Pivovar Radegast a.s.                          750              46
-  Podnik Vypocetni Techniky a.s.                 692              59
-  SPT Telecom a.s.                           244,400           3,381
-  Sepap a.s.                                     140               3
   Severoceske Doly a.s.                        8,280             238
-  Skoda Plzen a.s.                             8,990              90
-  Synthesia a.s.                               6,120              32
   Tabak a.s.                                   2,675             645
-  Vertex a.s.                                  1,304              82
   Vodni Stavby Praha a.s.                      1,760              22
                                                            ----------
                                                                8,323
                                                            ----------
GREECE (5.5%)
-  Aegek SA                                    22,470              95
   Aktor SA                                     9,170              80
   Alpha Credit Bank SA                        38,566           3,192
   Alte SA                                      5,190              53
   Aluminum of Greece SA                        5,370             318
   Aluminum of Greece SA Pfd.                   2,250             133
-  Aspis Pronoia SA                            21,800             263
-  Athens Medical Center SA                    20,250             399
   Atti-Kat SA                                  4,400              19
   Attica Enterprises SA                       47,340             683
   Commercial Bank of Greece SA                23,634           1,753
   Delta Dairy SA                               3,400              39
   Delta Dairy SA Pfd.                          8,370             100
   El. D. Mouzakis SA                           7,800              24
   Elais SA                                     8,770             331
   Epilectos SA                               126,830             297
   Ergo Bank SA                                24,568           2,100
   Fourlis Brothers SA                         26,260             324
   Hellas Can Packaging SA                     11,800             190
   Hellenic Bottling Co. SA (Bearer)          136,700           4,223
   Hellenic Sugar Industry SA                  40,584             398
   Hellenic Technodomiki                        5,390              47
   Hellenic Telecommunication
     Organization SA                          384,111           9,846
   Heracles General Cement SA                  15,700             366
   Inform P. Lykos SA                          14,200             242
-  Intracom SA                                 36,906           1,250
-  Intracom SA Pfd                              8,532             277
   Klonatex ICST & TSA SA                      10,100              87
   Klonatex ICST & TSA SA Pfd.                 15,600              76
   Michaniki SA                                34,800             183
   National Bank of Greece SA                  24,672           3,161
   Papastratos Cigarettes SA                    4,950             109
-  Parnassos Enterprises ABE SA                65,900             110
-  Petzetakis SA                               11,900              63
-  Petzetakis SA
     Rights Exp. 7/7/1998                      11,900               1
   Silver & Baryte Ores Mining                  7,860             283
   Titan Cement Co. SA                         20,400           1,335
                                                            ----------
                                                               32,450
                                                            ----------
HONG KONG (14.7%)
   Bank of East Asia Ltd.                     871,781             945
   CLP Holdings Limited                     1,822,000           8,301
   Cathay Pacific Airways Ltd.              2,464,000           1,733
   Cheung Kong Holdings Ltd.                1,760,000           8,654
   Dickson Concepts
     International Ltd.                       183,000             255
   Elec & Eltek International
     Holdings Ltd.                            550,000             105
   Giordano International Ltd.                611,000             124
   Hang Lung Development
     Co., Ltd.                                855,000             850
   Hang Seng Bank Ltd.                      1,400,400           7,916
   Hong Kong & China Gas Co.,
     Ltd.                                   3,193,543           3,627
   Hong Kong & China Gas Co.,
     Ltd. Warrants Exp. 9/30/1999             115,615               8
   Hong Kong Aircraft &
     Engineering Co., Ltd.                    144,800             224
   Hong Kong and Shanghai
     Hotels Ltd.                              804,500             402
   Hong Kong
     Telecommunications Ltd.                8,706,758          16,349
   Hopewell Holdings Ltd.                   2,948,000             316
   Hutchison Whampoa Ltd.                   2,835,000          14,964
   Hysan Development Co., Ltd.                686,000             567
   Johnson Electric Holdings Ltd.             300,500           1,113
   Kumagai Gumi Hong Kong Ltd.                334,000             139
   Miramar Hotel &
     Investment Ltd.                          383,000             336
   New World Development
     Co., Ltd.                              1,473,963           2,853
   Oriental Press Group Ltd.                  984,000              91
   Peregrine Investment
     Holdings Ltd.                            459,000               0
   Regal Hotels International
     Holdings Ltd.                          2,734,000             328
   Shangri-La Asia Ltd.                       752,000             485
   Shun Tak Holdings Ltd.                     402,000              39
   South China Morning Post Ltd.            1,158,000             557
   Sun Hung Kai Properties Ltd.             1,832,000           7,779
   Swire Pacific Ltd. A Shares              1,079,000           4,073
   Tai Cheung Holdings Ltd.                   613,000             149
   Television Broadcasts Ltd.                 281,000             743
   Varitronix International Ltd.              207,000             414

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   Wharf Holdings Ltd.                      1,767,000       $   1,745
   Wing Lung Bank Ltd.                        160,808             374
                                                            ----------
                                                               86,558
                                                            ----------
HUNGARY (1.8%)
-  Danubius Hotel and Spa Rt.                   8,940             180
   Fotex Rt.                                   58,730              47
-  Graboplast Rt.                               4,790             121
   MOL Magyar Olaj-es Gazipari Rt.             93,220           2,514
   Magyar Tavkozlesi Rt.                      759,400           4,408
-  OTB Bank Rt.                                27,680           1,360
   Pannonplast Rt.                              4,590             170
   Pick Szeged Rt.                              3,100             181
   Richter Gedeon Rt.                          18,060           1,453
   Zalakeramia Rt.                              2,830             101
                                                            ----------
                                                               10,535
                                                            ----------
INDONESIA (1.0%)
   PT Apac Centertex Corp.                  1,065,500              14
-  PT Asahimas Flat Glass                     292,000              10
   PT Astra International                   1,842,000             124
   PT Bank Bali (Foreign)                     317,950              18
   PT Bank Dagang Nasional
     Indonesia (Foreign)                    2,906,374              15
   PT Bank Internasional
     Indonesia (Foreign)                    3,458,715              70
-  PT Bank Negara Indonesia
     (Foreign)                              4,253,000              93
   PT Barito Pacific Timber                 1,081,000              18
   PT Bimantara Citra                       1,299,000              24
   PT Budi Acid Jaya                          646,875              48
   PT Ciputra Development                     367,000               4
   PT Citra Marga Nusaphala
     Persada                                2,047,000              42
   PT Darya Varia Laboratoria                  78,000               1
   PT Daya Guna Samudera                      192,500             117
   PT Dharmala Intiland                       452,200               4
   PT Duta Anggada Realty                   1,392,664              16
   PT Fisk Aragung Perkasa                    945,100              21
   PT Gadjah Tunggal                        3,682,000              25
   PT Great River International               647,000              16
   PT Gudang Garam                            769,500             452
   PT Hero Supermarket                        422,500              31
   PT Indah Kiat Pulp &
     Paper Corp.                            4,465,622             852
   PT Indofood Sukses Makmur                1,876,500             184
   PT Indorama Synthetics                     398,000              31
   PT Jakarta International
     Hotel & Development                    1,406,500              40
   PT Japfa Comfeed Indonesia                 605,500               4
   PT Kabel Indonesia                         791,500               4
   PT Kalbe Farma                             501,500              14
-  PT Lippo Bank (Foreign)                  1,055,250              53
   PT London Sumatra Indonesia                499,100              39
   PT Matahari Putra Prima                  3,178,000              32
   PT Mayora Indah                            785,940              32
   PT Medco Energi Corp.                       60,500               9
-  PT Modern Photo Film Co.                   175,000              10
   PT Mulia Industrindo                     1,867,520              32
   PT Pakuwon Jati                          1,286,500               4
-  PT Pan Indonesia Bank
     (PANIN Bank)(Foreign)                    500,000              12
-  PT Polysindo Eka Perkasa                 3,459,000             216
   PT Putra Surya Perkasa                     976,000               5
-  PT Semen Cibinong Tbk                    1,219,000              33
   PT Semen Gresik TbK                        630,000             358
   PT Sierad Produca                          322,500               1
-  PT Sinar Mas Argo                          405,000              38
   PT Tambang Timah                           525,000             235
   PT Telekomunikasi Indonesia              8,736,000           2,464
   PT Trias Sentosa                         1,097,000               8
                                                            ----------
                                                                5,873
                                                            ----------
ISRAEL (3.9%)
-  Ackerstein Industries Ltd.                  49,709              66
-  Africa-Israel Investments Ltd.               2,570             146
-  Africa-Israel Investments
     Ltd. (1985)                                   91              48
-  Agis Industries Ltd.                         5,250              35
   American Israeli Paper Mills Ltd.            3,562             144
   Azorim Investment
     Development &
     Construction Ltd.                         26,137             206
-  Bank Hapoalim Ltd.                       1,191,109           3,602
   Bezeq Israeli
     Telecommunication Corp., Ltd.            703,315           2,247
   CLAL Insurance Enterprise
     Holdings Ltd.                             33,988             346
   Cvalim - The Electric Wire and
     Cable Co. of Israel Ltd.                  51,535             171
-  Dead Sea Periclase Ltd.                     31,547              68
   Delek Israel Fuel Corp., Ltd.                8,294             346
   ECI Telecom Ltd.                            73,300           2,776
   Elco Holdings Ltd.                          34,292             166
-  Electrochemical Industries
     1952, Ltd.                                24,100              21
-  Elite Industries Ltd.                        7,055             231
   First International Bank of Israel
     Ltd.-ILS 1 Par                           236,400             369
   First International Bank of Israel
     Ltd.-ILS 5 Par                            64,200             502
   Gilat Satellite Networks                    10,509             351
-  I.I.S. Intelligent Information
     Systems Ltd.                              17,433              25
   IDB Holding Corp., Ltd.                     31,740             830
   Industrial Buildings Corp.                 300,193             503
   Israel Chemicals Ltd.                    1,132,568           1,447
-  The Israel Corp. Ltd.-ILS 1 Par              4,136             321
-  The Israel Corp. Ltd.-ILS 5 Par                 80               3
-  The Israel Land Development
     Co., Ltd.                                 41,800             260
   Israel Petrochemical
     Enterprises Ltd.                          14,526              74
   Jerusalem Economic Corp., Ltd.              51,929             269
-  Kitan Consolidated Ltd.                     32,954              30
   Koor Industries Ltd.                        14,280           1,649
-  Makhteshim-Agan Industries Ltd.             75,605             241
-  Malibu Israel Ltd.                           6,035              99
   Maman Cargo Terminals &
     Handling Ltd.                             70,434             127
-  Mehadrin Ltd.                                3,280             124
-  Meir Ezra & Son Co.                         18,556             108
   Mul-T-Lock Ltd.                             25,386              57

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EMERGING MARKETS PORTFOLIO                     SHARES           (000)
----------------------------------------------------------------------
-  New Dimension Software Ltd.                  7,600       $     255
   Ormat Industries Ltd.                      133,074             180
   Osem Investment Ltd.                        85,620             418
-  Packer Plada Ltd.                            3,450              60
-  Polgat Ltd.                                 18,506              37
   Property & Building Corp.                    4,539             408
-  Scitex Corp., Ltd.                          39,800             520
   Super Sol Ltd.                             218,055             718
   Teledata Communications Ltd.                10,480             116
-  Tempo Beer Industries Ltd.                  28,127             113
   Teva Pharmaceutical
     Industries Ltd.                           57,254           2,056
                                                            ----------
                                                               22,889
                                                            ----------
MALAYSIA (5.5%)
   AMMB Holdings Bhd.                         468,600             246
-  Amsteel Corp., Bhd.                      1,647,600             181
   Antah Holdings Bhd.                        244,000              29
-  Aokam Perdana Bhd.                         241,000               0
   Berjaya Group Bhd.                         605,000              74
   Berjaya Land Bhd.                          471,000             259
   Commerce Asset Holdings Bhd.               626,000             234
   Edaran Otomobil Nasional Bhd.              234,000             226
-  Ekran Bhd.                                 155,000              17
   Golden Hope Plantations Bhd.               962,000             881
   Guinness Anchor Bhd.                       153,000             162
   Highlands & Lowlands Bhd.                  328,000             232
   Hong Leong Industries Bhd.                 321,200             239
   Hong Leong Properties Bhd.                 999,000             142
   Hume Industries Malaysia Bhd.              284,000             214
   IGB Corp., Bhd.                            661,000             159
   IOI Corp., Bhd.                            999,000             499
   Jaya Tiasa Holdings Bhd.                   101,000             125
   Johan Holdings Bhd.                        408,000              45
   Kedah Cement Holdings Bhd.                 544,000             151
-  Kelanamas Industries Bhd.                  126,000               9
   Kemayan Corp., Bhd.                        222,000              25
   Kian Joo Can Factory Bhd.                   56,000              51
   Kuala Lumpur Kepong Bhd.                   683,000           1,103
   Land & General Bhd.                        652,500              74
-  Landmarks Bhd.                             627,000              78
   Leader Universal Holdings Bhd.             589,000              88
   MBF Capital Bhd.                           867,000             145
-  Magnum Corp., Bhd.                       1,466,500             545
   Malayan Banking Bhd.                     2,222,000           2,239
   Malayan Cement Bhd.                        533,500             174
   Malayan United Industries Bhd.             726,600              84
   Malayawata Steel Bhd.                      258,000              63
   Malaysia International Shipping
     Corp., Bhd. (Foreign)                    914,000           1,333
   Malaysia International Shipping
     Corp., Bhd. (Local)                       63,000              92
   Malaysia Mining Corp., Bhd.              1,050,800             334
   Malaysian Airline System Bhd.              712,000             235
   Malaysian Mosaics Bhd.                      82,000              17
   Malaysian Oxygen Bhd.                      134,000             297
   Malaysian Pacific
     Industries Bhd.                           99,000             117
-  Malaysian Resources
     Corp., Bhd.                            1,038,666             263
-  Mulpha International Bhd.                  415,000              43
   Mycom Bhd.                                 549,000              36
   Nestle Malaysia Bhd.                       223,000           1,011
   New Straits Times Press Bhd.               226,000              84
   Oriental Holdings Bhd.                     349,760             582
   Pan Malaysia Cement
     Works Bhd.                               725,000             151
   Perlis Plantations Bhd.                    393,250             341
   Perusahaan Otomobil
     Nasional Bhd.                            585,000             374
   Petaling Garden Bhd.                       336,000             240
   Pilecon Engineering Bhd.                   192,000              36
-  Promet Bhd.                                386,000              26
   Public Bank Bhd. (Foreign)               1,715,799             517
   RHB Capital Bhd.                         1,585,000             646
   RJ Reynolds Bhd.                           259,000             359
   Rashid Hussain Bhd.                        424,000             209
   Resorts World Bhd.                       1,052,000           1,157
   Rothmans of Pall Mall
     Malaysia Bhd.                            274,000           1,899
   Selangor Properties Bhd.                   628,000             257
   Shell Refining Co.
     Malaysia Bhd.                            345,000             491
-  Silverstone Bhd.                            57,666               0
   Sime Darby Bhd.                          2,343,000           1,616
   Sungei Way Holdings Bhd.                   499,400              77
   TA Enterprise Bhd.                         861,000             129
   Tan Chong International
     Holdings Bhd.                          1,836,000               0
   Tan Chong Motor
     Holdings Bhd.                            612,000             274
   Technology Resources
     Industries Bhd.                          862,000             592
   Telekom Malaysia Bhd.                    2,865,000           4,835
   Tenaga Nasional Bhd.                     2,973,000           3,584
   Time Engineering Bhd.                      856,000             118
   UMW Holdings Malaysia Bhd.                 253,000             113
   United Engineers
     Malaysia Bhd.                            789,000             322
   YTL Corp., Bhd.                          1,163,250             875
                                                            ----------
                                                               32,475
                                                            ----------
MEXICO (13.3%)
   Alfa SA de CV Series A                     577,992           2,348
   Apasco SA de CV                            271,634           1,436
   Cemex SA de CV (CPO)                       277,452           1,042
   Cemex SA de CV Series A                    551,684           2,072
   Cemex SA de CV Series B                    422,425           1,866
   Cifra SA de CV Series C                    793,000           1,103
-  Cifra SA de CV Series V                  3,858,259           5,761
-  Consorcio G Grupo Dina SA                  341,000             224
   Controladora Comercial
     Mexicana SA de CV (Units)                194,000             160
-  Corporacion GEO, SA de CV                   91,000             506
   Cydsa SA Series A                          138,000             228
   Desc SA de CV Series B                     296,907           1,505
-  Empaques Ponderosa SA
     Series B                                 542,000             338
   Empresas ICA Sociedad
     Controladora SA de CV                    576,600             912
-  Empresas la Moderna SA de CV
     Series A                                 445,700           2,593

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
-  Fomento Economico
     Mexica UBD                               104,390       $   3,257
   Grupo Carso SA de CV Series A1             875,000           3,603
   Grupo Continental SA                       369,000           1,234
   Grupo Elektra, SA de CV                  1,194,000           1,189
-  Grupo Financiero Banamex
     Accival SA de CV Series B                700,900           1,367
-  Grupo Financiero Banamex
     Accival SA de CV Series L                216,810             350
   Grupo Financiero Bancomer
     SA de CV Series B                      2,568,950             959
-  Grupo Financiero Banorte SA
     de CV                                    251,000             280
-  Grupo Financiero Probursa SA
     de CV Series B                         3,791,946             482
   Grupo Herdez SA Series B                   424,000             203
   Grupo Industrial Herdez Bimbo
     SA de CV Series A                      1,293,528           2,623
   Grupo Industrial Maseca SA
     de CV Series B                           901,000             657
   Grupo Mexico SA Series B                   662,513           1,809
   Grupo Modelo SA de CV
     Series C                                 781,700           6,577
-  Grupo Televisa SA (CPO)                    296,800           5,553
   Industrias Penoles SA Series CP            310,599             986
   Kimberly Clark de Mexico SA
     de CV Series A                         1,331,045           4,709
   Telefonos de Mexico SA
     Series A                               1,810,000           4,336
   Telefonos de Mexico SA
     Series L                               6,165,050          14,599
   Tubos de Acero de Mexico SA                 70,400             902
   Vitro SA                                   356,640             765
                                                            ----------
                                                               78,534
                                                            ----------
PHILIPPINES (1.8%)
   Alsons Cement Corp.                        532,000              28
   Ayala Land, Inc.                         2,914,639             839
   Bacnotan Consolidated
     Industries                                13,800              10
-  C&P Homes, Inc.                            144,078               7
-  DMCI Holdings, Inc.                      1,087,800              34
-  Filinvest Land, Inc.                     4,005,000             169
   Guoco Holdings
     Philippines, Inc.                      3,781,800              64
-  International Container
     Terminal Services, Inc.                2,124,355             242
   Ionics Circuit, Inc.                       630,150             200
-  Kepphil Shipyard Inc.                       50,371               1
   Manila Electric Co.                        279,608             738
-  Manila Mining Corp. Class B            833,936,629             115
-  Metro Pacific Corp.                      4,445,126             101
   Metropolitan Bank & Trust Co.              220,532           1,296
-  Mondragon International
     Philippines, Inc.                      1,753,680              29
-  Petron Corp.                             9,476,654           1,000
-  Philex Mining Corp. Class B              2,136,450              38
   Philippine Long Distance
     Telephone Co.                            101,619           2,315
-  Philippine National Bank Corp.             152,784             181
   RFM CORP.                                  890,400             128
-  Republic Glass Holdings Corp.              670,000              10
-  Robinson's Land Co. Class B                410,200              19
   SM Prime Holdings, Inc.                  9,475,880           1,500
   San Miguel Corp. Class B                   499,587             659
-  Security Bank Corp.                        305,335             141
-  Southeast Asia Cement
     Holdings Inc.                         12,965,000             109
-  Union Bank of the
     Philippines Corp.                        681,200             261
   Universal Robina Corp.                   1,878,400             191
                                                            ----------
                                                               10,425
                                                            ----------
POLAND (0.8%)
   BIG Bank Gdanski SA                        286,600             382
   Bank Rozwoju Eksportu SA                    18,100             490
-  Bank Rozwoju Eksportu SA
     Rights Exp. 7/10/1998                     18,100               5
   Bank Slaski S.A. w Katowicach                8,800             591
-  Elektrim Spolka Akcyjna SA                  63,900             779
-  Exbud SA                                     9,500             114
-  Fabryka Kotlow Rafako SA                    16,600              46
-  Gorazdze SA                                  7,100             129
-  Huta Szkla Gospodarczego
     Irena SA                                  18,300              31
   KGHM Polska Miedz SA                       190,900             766
   Mostostal-Export SA                         43,800              68
-  Optimus SA                                   6,200             124
   Polifarb Cieszyn-Wroclaw SA                 45,400             117
-  Przedsiebiorstwo
     Farmaceutyczne JELFA SA                    6,500             154
-  Stalexport SA                                8,400              71
   Stomil Olsztyn SA                           26,000             177
   Vistula SA                                   5,700              17
   Wielkopolski Bank Kredytowy SA              65,700             509
   Zaklady Piwowarskie w
     Zywcu SA                                     193              23
                                                            ----------
                                                                4,593
                                                            ----------
SINGAPORE (4.5%)
   Chuan Hup Holdings Ltd.                    390,000              83
   City Developments Ltd.                     800,000           2,235
   Comfort Group Ltd.                         382,000              86
-  Creative Technology Ltd.                    59,000             716
   Cycle & Carriage Ltd.                      149,000             363
   Development Bank of Singapore
     Ltd. (Foreign)                           480,100           2,657
   First Capital Corp., Ltd.                  286,000              97
   Fraser & Neave Ltd.                        203,600             547
   Hai Sun Hup Group Ltd.                     421,000              98
   Haw Par Brothers
     International Ltd.                       106,000             111
   Hotel Properties Ltd.                      448,000             159
   IPC Corp., Ltd.                            969,000              40
   Inchcape Bhd.                              106,000              73
   Keppel Corp., Ltd.                         504,000             758
   Lum Chang Holdings Ltd.                    616,400             124
   Metro Holdings Ltd.                        127,000              77
   Natsteel Ltd.                              224,000             217
-  Neptune Orient Lines Ltd.                  438,000             152
   Oversea-Chinese Banking Corp.,
     Ltd. (Foreign)                           761,800           2,593
   Overseas Union Enterprise Ltd.              98,000             144

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EMERGING MARKETS PORTFOLIO                     SHARES           (000)
----------------------------------------------------------------------
   Parkway Holdings Ltd.                      304,000       $     527
   Prima Ltd.                                  70,000             108
   Robinson & Co., Ltd.                        81,600             208
   Sembawang Corp., Ltd.                      151,000             178
   Sembawang Marine & Logistics                79,000              42
   Shangri-La Hotel Ltd.                      139,300             172
   Singapore Airlines Ltd. (Foreign)          800,000           3,741
   Singapore Press Holdings Ltd.              280,390           1,875
   Singapore Technologies
     Industrial Corp.                          52,000              38
   Singapore
     Telecommunications Ltd.                4,477,000           6,360
   United Industrial Corp., Ltd.            1,000,000             287
   United Overseas Bank Ltd.
     (Foreign)                                621,600           1,932
                                                            ----------
                                                               26,798
                                                            ----------
SOUTH AFRICA (12.5%)
   African Oxygen Ltd.                        224,483             381
   Alpha Ltd.                                  32,800             245
   Amalgamated Banks of South
     Africa Group Ltd.                        611,096           3,839
   Anglo American Coal Corp. Ltd.              24,173           1,128
   Anglo American Industrial
     Corp., Ltd.                               76,200           1,281
   Anglo American Platinum Corp.              204,335           2,238
   Anglogold Ltd.                              41,015           1,664
   Anglovaal Industries Ltd.                  388,600             429
-  Avgold Ltd.                                 73,375              45
   Barlow Ltd.                                206,374           1,095
   De Beers Centenary AG                      365,000           6,457
-  Del Monte Royal Foods Ltd.                 503,600             231
-  Dimension Data Holdings Ltd.               491,920           2,673
   Driefontein Consolidated Ltd.              196,600           1,025
   Engen Ltd.                                 171,900             479
   Firstrand Ltd.                           4,004,925           6,188
-  Foschini Ltd.                              233,735             496
-  Gold Fields Ltd.                           211,841             899
   Impala Platinum Holdings Ltd.               55,401             475
-  Imperial Holdings Ltd.                     174,974           1,723
   Investec Bank Ltd.                          69,100           2,698
   JD Group Ltd.                              107,193             726
   Kersaf Investments Ltd.                     57,781             265
   Liberty Life Assn. of Africa Ltd.          256,447           5,033
   M-Cell Ltd.                                203,069             341
-  M-Web Holdings Ltd.                        238,100             857
   Metro Cash & Carry Ltd.                    952,807             610
   Metropolitan Life Ltd.                     663,600           1,836
   Murray & Roberts Holdings Ltd.             361,500             374
   Nampak Ltd.                                487,700           1,159
   Nasionale Pers Beperk Ltd.
     N Shares                                 114,600             759
   Nedcor Ltd.                                220,822           4,761
   Palabora Mining Co., Ltd.                   27,700             148
   Pepkor Ltd.                                210,700             785
-  Pick'n Pay Stores Ltd.                     186,400             228
   Pick'n Pay Stores Ltd. N Shares            290,300             311
-  Randfontein Estates Gold Mining
     Co., Witwatersrand Ltd.                   45,700              98
   Rembrandt Group Ltd.                       505,300           3,174
   Reunert Ltd.                               220,600             251
   Safmarine & Rennies
     Holdings Ltd.                            538,000             411
   Samancor Ltd.                              193,300             820
-  Sappi Ltd.                                 206,447             780
   Sasol Ltd.                                 589,560           3,438
   South African Breweries Ltd.               335,400           6,947
-  South African Iron & Steel
     Industrial Corp., Ltd.                 2,515,831             478
   Sun International South
     Africa Ltd.                              993,900             336
   Tiger Oats Ltd.                            146,400           1,297
   Tongaat-Hulett Group Ltd.                   98,693             741
   Trencor Ltd.                               156,505             518
-  Western Area Gold Mining
     Co., Ltd.                                100,100             323
   Wooltru Ltd.                               176,600             228
   Wooltru Ltd. N Shares                      244,504             315
                                                            ----------
                                                               74,037
                                                            ----------
THAILAND (1.7%)
-  ABN AMRO Asia Securities
     Co. Ltd.                                 269,320             156
-  Advance Agro PLC (Foreign)                 419,340             362
   Ayudhya Insurance PLC
     (Foreign)                                 59,200             216
   Bangkok Bank PLC (Foreign)                 627,400             771
   Bangkok Bank PLC (Local)                    96,400              99
-  Bangkok Expressway PLC
     (Foreign)                                883,200             355
-  Bangkok Land PLC (Foreign)                 253,100              18
   Bank of Ayudhya PLC (Foreign)            1,252,500             160
   Banpu PLC (Foreign)                         64,900             106
   Berli Jucker PLC (Local)                    31,000              27
-  Big C Supercenter PLC (Foreign)            551,100              93
-  CMIC Finance & Securities PLC
     (Foreign)                                366,000               0
-  Charoen Pokphand Feedmill PLC               18,000              15
-  Electricity Generating PLC
     (Foreign)                                440,300             682
-  Hana Microelectronics Co.
     (Foreign)                                119,800             306
   ICC International PLC (Foreign)             39,200              44
-  International Broadcasting Corp.
     PLC (Foreign)                            369,476             245
-  Italian-Thai Development PLC
     (Foreign)                                347,000             176
-  K.R. Precision PLC (Foreign)                45,400              30
-  Land & House PLC (Foreign)                 108,102              26
-  Loxley PLC (Foreign)                       263,400              48
-  Nation Multimedia Group PLC
     (Foreign)                                172,700              57
-  National Petrochemical PLC
     (Foreign)                                349,700              97
-  PTT Exploration & Production
     PLC (Foreign)                            252,500           1,910
-  Padaeng Industry PLC (Foreign)             467,950              80
-  Phatra Thanakit PLC (Foreign)              497,700              45
   Pizza PLC (Foreign)                        104,000             307
   Regional Container Lines PLC
     (Foreign)                                146,400             138
   Saha-Union PLC (Foreign)                   186,200             113

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   Saha-Union PLC (Local)                      75,000       $      43
-  Sahaviriya Steel Industries
     (Foreign)                                242,800               9
-  Sermsuk PLC (Foreign)                       13,800              98
   Shinawatra Computer &
     Communications PLC (Foreign)             139,500             508
-  Siam Cement PLC (Foreign)                   66,481             321
-  Siam Cement PLC (Local)                     32,819             140
-  Siam City Cement PLC (Foreign)             213,094             151
   Siam Commercial Bank PLC
     (Foreign)                                 16,533               5
-  Tanayong PLC (Foreign)                     674,845              19
-  TelecomAsia PLC (Foreign)                2,049,300             593
-  Thai Engine Manufacturing
     PLC (Foreign)                              7,600               3
   Thai Farmers Bank PLC (Foreign)            542,700             478
-  Thai Petrochemical Industry
     PLC (Foreign)                          2,338,800             166
   Thairung Union Car Plc
     (Foreign)                                140,300              44
-  Tipco Asphalt PLC (Foreign)                184,200             209
-  Tuntex (Thailand) PLC (Foreign)            277,700             120
-  United Communication Industry
     PLC (Foreign)                            276,300             131
-  Univest Land PLC (Foreign)               2,264,200               0
-  Wattachak PLC (Foreign)                  1,339,600             143
                                                            ----------
                                                                9,863
                                                            ----------
TURKEY (3.5%)
   Adana Cimento Sanayii
     Turk AS                                4,759,783             177
   Adana Cimento Sanayii AS
     C Shares                              15,779,614              76
-  Akal Tekstil Sanayii AS                  2,626,312              41
   Akcansa Cimento SA                       9,321,960             287
   Aksa Akrilik Kimya Sanayii AS            4,866,083             152
   Alarko Holdings                          1,272,079             344
   Altinyildiz Mensucat ve
     Konfeksiyon Fabrikalari AS             1,472,000             155
   Arcelik AS                              17,407,948             817
   Aygaz AS                                 2,708,419             407
   Bagfas Bandirma Gubre
     Fabrikalari AS                           218,000              34
   Bagfas Bandirma Gubre
     Fabrikalari AS Rfd.                    1,962,000             302
   Brisa Bridgestone Sabanci
     Lastik San. ve Tic AS                  7,364,000             352
-  Cimentas Izmir Cimento
     Fabrikasi T.A.S.                         872,500              49
   Cisma Cemento                            2,063,748             105
   Cukurova Elektrik AS                       481,000           1,372
   Doktas Dokumculuk Ticaret ve
     Sanayi AS                                519,000              21
   EGE Seramik Sanayi ve
     Ticaret AS                             2,166,000              40
-  Eczacibasi Ilac Sanayi ve
     Ticaret AS                             3,826,600             198
   Ege Biracilik ve Malt
     Sanayii AS                             4,192,314             496
-  Eregli Demir ve Celik
     Fabrikalari AS                         6,087,250             948
   Ford Otomotiv Sanayi AS                  1,332,500             713
   Goodyear Lastikleri TAS                  5,074,500             276
-  Ihlas Holding AS                         3,198,115             438
   Kartonsan Karton Sanayi ve
     Ticaret AS                             1,768,750             138
   Kav Orman Sanayii AS                     3,555,000              56
   Konya Cimento Sanayii AS                 2,160,000              39
   Kordsa Kord Bezi Sanayi ve
     Ticaret AS                             1,668,802             266
   Migros Turk AS                             895,825             874
-  Netas-Northern Elektrik
     Telekomunikasyon AS                    1,360,000             362
-  Raks Elektronik Sanayi ve
     Ticaret AS                               467,000             172
-  Sabah Yayincilik AS                      8,956,000             116
   Sarkuysan Elektrolitik Bakir
     Sanayi ve Ticaret AS                   1,494,000             108
-  Sifas Sentetik Iplik
     Fabrikalari AS                         2,534,898              28
   Tat Konserve                             4,926,900             165
-  Tofas Turk Otomobil
     Fabrikasi AS                          12,145,075             513
   Trakya Cam Sanayii AS                   12,028,080             497
   Turcas Petroculuk AS                     2,211,774             110
   Turk Demir Dokum
     Fabrikalari SA                         2,449,628              42
   Turk Siemens Kablo ve Elektrik
     Sanayii AS                               617,367              37
-  Turk Tuborg Bira ve Malt
     Sanayii AS                             3,789,000              84
-  Turkiye Garanti Bankasi AS              38,988,065           1,793
   Turkiye Is Bankasi AS
     B Shares                                  64,000             178
   Turkiye Is Bankasi AS
     C Shares                             125,395,960           5,060
   Usas Ucak Servisi AS                        51,500             122
-  Vestel Elektronik Sanayi ve
     Ticaret AS                             3,343,781             446
   Yapi ve Kredi Bankasi AS                52,621,687           1,343
   Yapi ve Kredi Bankasi AS
     Receipt Shares                        20,522,457             524
                                                            ----------
                                                               20,873
                                                            ----------
----------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $807,902)                                            561,171
----------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (29.9%)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                          $  26,589          26,589
   5.76%, 7/1/1998--Note G                    150,071         150,071
----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $176,660)                                            176,660
----------------------------------------------------------------------
TOTAL INVESTMENTS (125.0%)
   (COST $984,562)                                            737,831
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EMERGING MARKETS PORTFOLIO                                      (000)
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-25.0%)
----------------------------------------------------------------------
Other Assets--Note B                                        $   5,956
Security Lending Collateral Payable
   to Brokers--Note G                                        (150,071)
Other Liabilities                                              (3,727)
                                                            ----------
                                                             (147,842)
----------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------
Applicable to 70,624,884 outstanding
   $.001 par value shares
   (authorized 500,000,000 shares)                           $589,989
======================================================================

NET ASSET VALUE PER SHARE                                       $8.35
======================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

ILS--Israeli Shekel.

----------------------------------------------------------------------
  AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
                                               AMOUNT             PER
                                                (000)           SHARE
----------------------------------------------------------------------
  Paid in Capital                            $858,432          $12.15
  Undistributed Net Investment
    Income--Note F                             10,343             .15
  Accumulated Net
    Realized Losses--Note F                   (31,996)           (.45)
  Unrealized Depreciation--
    Note E
    Investment Securities                    (246,731)          (3.50)
    Foreign Currencies                            (59)             --
----------------------------------------------------------------------
  NET ASSETS                                 $589,989           $8.35
======================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
                                                                                                                  VALUE*
TOTAL INTERNATIONAL PORTFOLIO                                                                      SHARES          (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
------------------------------------------------------------------------------------------------------------------------
Vanguard International Equity Index Fund-European Portfolio                                      31,663,254   $  808,363
Vanguard International Equity Index Fund-Pacific Portfolio                                       38,950,680      282,003
Vanguard International Equity Index Fund-Emerging Markets Portfolio                              12,671,939      105,811
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $1,124,497)                                                                                           1,196,177
------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE
                                                                                                     AMOUNT
                                                                                                      (000)
------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   5.67%, 7/1/1998
   (COST $1,619)                                                                                     $1,619        1,619
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
   (COST $1,126,116)                                                                                           1,197,796
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
------------------------------------------------------------------------------------------------------------------------
Other Assets                                                                                                       8,900
Liabilities                                                                                                      (10,298)
                                                                                                              ----------
                                                                                                                  (1,398)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 107,951,757 shares of beneficial interest
   (unlimited authorization--no par value)                                                                    $1,196,398
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                         $11.08
========================================================================================================================
*See Note A in Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------
                                                                                                     AMOUNT          PER
                                                                                                      (000)        SHARE
------------------------------------------------------------------------------------------------------------------------
 Paid in Capital                                                                                 $1,123,027       $10.40
 Overdistributed Net Investment Income                                                                  (54)          --
 Accumulated Net Realized Gains                                                                       1,745          .02
 Unrealized Appreciation--Note E                                                                     71,680          .66
------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                      $1,196,398       $11.08
========================================================================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each portfolio during the reporting period, and details the operating expenses charged to the portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. The Total International Portfolio's Income Distributions Received from the other portfolios' net income have been reduced by its share of the other portfolios' expenses.

     This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period--these amounts include the effect of foreign currency movements on the value of a portfolio's securities. Currency gains (losses) on the translation of other assets and liabilities, combined with the results of any investments in forward currency contracts during the period, are shown separately. If a portfolio invested in futures contracts during the period, the results of these investments are also shown separately. The Total International Portfolio's Capital Gain Distributions Received from the other portfolios' realized net gains are shown separately from the Net Gain (Loss) realized on the sale of investments in the other portfolios.

------------------------------------------------------------------------------------------------------------------------
                                                                                                               EMERGING
                                                                          EUROPEAN            PACIFIC          MARKETS
                                                                          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                        ------------------------------------------------
                                                                                  SIX MONTHS ENDED JUNE 30, 1998
                                                                        ------------------------------------------------
                                                                              (000)              (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends*                                                            $  51,896          $   6,866        $   11,577
    Interest                                                                  2,346                846             1,259
                                                                        ------------------------------------------------
        Total Income                                                         54,242              7,712            12,836
                                                                        ------------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                             17                 17                17
        Management and Administrative                                         2,789              1,259               936
        Marketing and Distribution                                              388                169               129
    Taxes (other than income taxes)                                             114                 34                26
    Custodian Fees                                                            1,054                256               854
    Auditing Fees                                                                 5                  4                 4
    Shareholders' Reports                                                        29                 16                17
    Annual Meeting and Proxy Costs                                                7                  3                 3
    Directors' Fees and Expenses                                                  3                  1                 1
                                                                        ------------------------------------------------
        Total Expenses                                                        4,406              1,759             1,987
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        49,836              5,953            10,849
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                               13,247            (15,020)           (6,323)
    Futures Contracts                                                         7,186                (34)               --
    Foreign Currencies and Forward Currency Contracts                        (1,435)            (1,304)             (155)
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                     18,998            (16,358)           (6,478)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                   630,622            (50,556)         (120,576)
    Futures Contracts                                                            89                303                --
    Foreign Currencies and Forward Currency Contracts                           571                 64               (46)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            631,282            (50,189)         (120,622)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                        $700,116           $(60,594)        $(116,251)
========================================================================================================================

*Dividends are net of foreign withholding taxes of $6,224,000, $780,000, and $270,000, respectively.

------------------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL INTERNATIONAL
                                                                                                               PORTFOLIO
                                                                                                     -------------------
                                                                                                        SIX MONTHS ENDED
                                                                                                           JUNE 30, 1998
                                                                                                     -------------------
                                                                                                                   (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Income Distributions Received                                                                                     --
    Interest                                                                                                     $    95
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                                                                                         95
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
    Capital Gain Distributions Received                                                                            1,705
    Investment Securities Sold                                                                                        --
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                                                                  1,705
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES                                        113,202
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $115,002
========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-------------------------------------------------------------------------------------------------------------------------------
                                                                       EUROPEAN                               PACIFIC
                                                                       PORTFOLIO                             PORTFOLIO
                                                          --------------------------------      -------------------------------
                                                             SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                                  ENDED              ENDED              ENDED             ENDED
                                                          JUN. 30, 1998      DEC. 31, 1997      JUN. 30, 1998     DEC. 31, 1997
                                                                  (000)              (000)              (000)             (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                  $     49,836       $     44,466         $    5,953        $    9,980
    Realized Net Gain (Loss)                                     18,998             11,489            (16,358)          (34,571)
    Change in Unrealized Appreciation (Depreciation)            631,282            374,695            (50,189)         (264,966)
                                                          ---------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                           700,116            430,650            (60,594)         (289,557)
                                                          ---------------------------------------------------------------------

DISTRIBUTIONS
    Net Investment Income                                            --            (43,908)                --            (9,619)
    Realized Capital Gain                                        (7,883)            (9,048)                --                --
                                                          ---------------------------------------------------------------------
        Total Distributions                                      (7,883)           (52,956)                --            (9,619)
                                                          ---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                      935,274            798,288            186,427           469,885
    Issued in Lieu of Cash Distributions                          7,389             48,239                 --             8,612
    Redeemed                                                   (149,910)          (386,529)           (75,034)         (329,587)
                                                          ---------------------------------------------------------------------
        Net Increase from Capital Share Transactions            792,753            459,998            111,393           148,910
-------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                 1,484,986            837,692             50,799          (150,266)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                       2,432,426          1,594,734            827,240           977,506
                                                          ---------------------------------------------------------------------
    End of Period                                            $3,917,412         $2,432,426           $878,039          $827,240
===============================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                       38,718             43,854             23,934            48,273
    Issued in Lieu of Cash Distributions                            304              2,420                 --             1,142
    Redeemed                                                     (6,414)           (21,660)            (9,894)          (35,246)
                                                          ---------------------------------------------------------------------
        Net Increase in Shares Outstanding                       32,608             24,614             14,040            14,169
===============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                  EMERGING MARKETS                     TOTAL INTERNATIONAL
                                                                      PORTFOLIO                             PORTFOLIO
                                                         --------------------------------      -------------------------------
                                                            SIX MONTHS               YEAR         SIX MONTHS              YEAR
                                                                 ENDED              ENDED              ENDED             ENDED
                                                         JUN. 30, 1998      DEC. 31, 1997      JUN. 30, 1998     DEC. 31, 1997
                                                                 (000)              (000)              (000)             (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net Investment Income                                    $  10,849          $  15,391             $   95         $  15,276
    Realized Net Gain (Loss)                                    (6,478)           (24,456)             1,705             1,845
    Change in Unrealized Appreciation (Depreciation)          (120,622)          (152,608)           113,202           (40,129)
                                                         ---------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                         (116,251)          (161,673)           115,002           (23,008)
                                                         ---------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                           --            (15,042)                --           (15,269)
    Realized Capital Gain                                           --                 --                 --            (1,796)
                                                         ---------------------------------------------------------------------
        Total Distributions                                         --            (15,042)                --           (17,065)
                                                         ---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                     113,216            432,607            260,239           746,141
    Issued in Lieu of Cash Distributions                            --             13,894                 --            16,068
    Redeemed                                                   (67,268)          (246,615)           (81,825)          (99,512)
                                                         ---------------------------------------------------------------------
        Net Increase from Capital Share Transactions            45,948            199,886            178,414           662,697
------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                  (70,303)            23,171            293,416           622,624
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                        660,292            637,121            902,982           280,358
                                                         ---------------------------------------------------------------------
    End of Period                                             $589,989           $660,292         $1,196,398          $902,982
==============================================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                      11,567             33,794             23,991            71,840
    Issued in Lieu of Cash Distributions                            --              1,416                 --             1,641
    Redeemed                                                    (7,091)           (20,944)            (7,559)           (9,615)
                                                         ---------------------------------------------------------------------
        Net Increase in Shares Outstanding                       4,476             14,266             16,432            63,866
==============================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each portfolio's investment results and distributions to shareholders on a per-share basis; investment results for the Total International Portfolio include both income and capital gain distributions received from the other portfolios. The table also presents the portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the portfolio's total return; how much it costs to operate the portfolio; and the extent to which the portfolio tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the portfolio for one year.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         EUROPEAN PORTFOLIO
                                                                                       YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                        SIX MONTHS ENDED     -----------------------------------------------------------
THROUGHOUT EACH PERIOD                            JUNE 30, 1998        1997         1996         1995         1994         1993
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $20.13      $16.57       $14.02       $11.76       $11.88      $  9.33
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                   .32         .38          .34          .32          .28          .17
    Net Realized and Unrealized Gain (Loss)
        on Investments                                     5.14        3.63         2.63         2.30         (.06)        2.55
                                                       ------------------------------------------------------------------------
        Total from Investment Operations                   5.46        4.01         2.97         2.62          .22         2.72
                                                       ------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                     --        (.37)        (.36)        (.32)        (.28)        (.17)
    Distributions from Realized Capital Gains              (.06)       (.08)        (.06)        (.04)        (.06)          --
                                                       ------------------------------------------------------------------------
        Total Distributions                                (.06)       (.45)        (.42)        (.36)        (.34)        (.17)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $25.53       $20.13      $16.57        $14.02      $11.76       $11.88
===============================================================================================================================

TOTAL RETURN*                                             27.14%       24.23%      21.26%        22.28%       1.88%       29.13%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                 $3,917       $2,432      $1,595        $1,017         $715        $601
    Ratio of Total Expenses to
        Average Net Assets                              0.28%**        0.31%       0.35%         0.35%        0.32%       0.32%
    Ratio of Net Investment Income to
        Average Net Assets                              3.15%**        2.19%       2.45%         2.66%        2.41%       2.05%
    Portfolio Turnover Rate                                4%**           3%          4%            2%           6%          4%
-------------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 11/3/1997, 1% from 1993 through 11/2/1997) or the annual account maintenance fee of $10.

**Annualized.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                           PACIFIC PORTFOLIO
                                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED   -------------------------------------------------------------
THROUGHOUT EACH PERIOD                             JUNE 30, 1998        1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $7.72      $10.51       $11.50       $11.31       $10.13      $  7.56
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                    .05         .09          .10          .10          .08          .06
    Net Realized and Unrealized Gain (Loss)
        on Investments                                      (.53)      (2.79)       (1.00)         .21         1.24         2.62
                                                        ------------------------------------------------------------------------
        Total from Investment Operations                    (.48)      (2.70)        (.90)         .31         1.32         2.68
                                                        ------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                      --        (.09)        (.09)        (.12)        (.08)        (.06)
    Distributions from Realized Capital Gains                 --          --           --           --         (.06)        (.05)
                                                        ------------------------------------------------------------------------
        Total Distributions                                   --        (.09)        (.09)        (.12)        (.14)        (.11)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $7.24     $  7.72       $10.51       $11.50       $11.31       $10.13
================================================================================================================================

TOTAL RETURN*                                             -6.22%     -25.67%       -7.82%        2.75%       13.04%       35.46%
================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                    $878        $827         $978         $831         $697         $493
    Ratio of Total Expenses to
        Average Net Assets                               0.39%**       0.35%        0.35%        0.35%        0.32%        0.32%
    Ratio of Net Investment Income to
        Average Net Assets                               1.33%**       1.03%        0.89%        0.97%        0.71%        0.75%
    Portfolio Turnover Rate                                 2%**          8%           9%           1%           4%           7%
--------------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the transaction fee on purchases (0.5% beginning 1/1/1997, 1.0% in 1993 through 1996) or the annual account maintenance fee of $10.

**Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     EMERGING MARKETS PORTFOLIO
                                                                                       YEAR ENDED DECEMBER 31,
                                                             SIX MONTHS ENDED      --------------------------------      MAY 4* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  JUNE 30, 1998        1997         1996         1995  DEC. 31, 1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $9.98       $12.28       $10.75       $10.87         $10.00
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                .16          .24          .18          .15            .06
    Net Realized and Unrealized Gain (Loss) on Investments             (1.79)       (2.31)        1.52         (.09)           .92
                                                                ------------------------------------------------------------------
        Total from Investment Operations                               (1.63)       (2.07)        1.70          .06            .98
                                                                ------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                  --         (.23)        (.17)        (.18)          (.07)
    Distributions from Realized Capital Gains                             --           --           --           --           (.04)
                                                                ------------------------------------------------------------------
        Total Distributions                                               --         (.23)        (.17)        (.18)          (.11)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $8.35      $  9.98       $12.28       $10.75         $10.87
==================================================================================================================================

TOTAL RETURN**                                                       -16.33%      -16.82%       15.83%        0.56%          9.81%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                $590         $660         $637         $234            $83
    Ratio of Total Expenses to Average Net Assets                     0.59%+        0.57%        0.60%        0.60%         0.60%+
    Ratio of Net Investment Income to Average Net Assets              3.23%+        1.96%        1.69%        2.00%         1.32%+
    Portfolio Turnover Rate                                              9%+          19%           1%           3%             6%
----------------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.

**Total return figures do not reflect the transaction fee on purchases (1.0% beginning 11/3/1997, 1.5% from 1/1/1997 to 11/2/1997, 2.0% in 1994 through
  1996), the 1% transaction fee on redemptions, or the annual account maintenance fee of $10.

 +Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL INTERNATIONAL PORTFOLIO
                                                                            SIX MONTHS ENDED   YEAR ENDED  APR. 29* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                              JUNE 30, 1998  DEC. 31, 1998 DEC. 31, 1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $  9.87        $10.14        $10.26
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                              --           .18          .150
    Capital Gain Distributions Received                                               .02           .02          .015
    Net Realized and Unrealized Gain (Loss) on Investments                           1.19          (.28)        (.110)
                                                                                  ------------------------------------
        Total from Investment Operations                                             1.21          (.08)         .055
                                                                                  ------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                               --          (.17)        (.160)
    Distributions from Realized Capital Gains                                          --          (.02)        (.015)
                                                                                  ------------------------------------
        Total Distributions                                                            --          (.19)        (.175)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $11.08       $  9.87        $10.14
======================================================================================================================

TOTAL RETURN**                                                                     12.26%        -0.77%         0.55%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                           $1,196          $903          $280
    Ratio of Expenses to Average Net Assets--Note C                                    0%            0%            0%
    Ratio of Net Investment Income to Average Net Assets                           0.02%+         2.19%        1.51%+
    Portfolio Turnover Rate                                                           1%+            0%            0%
----------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.

**Total return figures do not reflect the transaction fee on purchases (0.5% beginning 11/3/1997, 0.75% from 1/1/1997 to 11/2/1997, 1.0% in 1996) or the annual account maintenance fee of $10.

 +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard International Equity Index Fund and Vanguard Total International Portfolio are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. Vanguard International Equity Index Fund consists of the European, Pacific, and Emerging Markets Portfolios, each of which seeks to match the performance of a distinct international market index by investing in common stocks. The Total International Portfolio, one of six independent portfolios of Vanguard STAR Fund, seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Portfolios. The portfolios' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The portfolios consistently follow such policies in preparing their financial statements.

   1. SECURITY VALUATION: European, Pacific, and Emerging Markets Portfolios:
Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Total International Portfolio: Investments are valued at the net asset value of each Vanguard portfolio determined as of the close of the New York Stock Exchange on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

   2. FOREIGN CURRENCY: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

   Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

   3. FUTURES AND FORWARD CURRENCY CONTRACTS: The European and Pacific Portfolios use Eurotop and Nikkei 300 Index futures contracts, respectively, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolios may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolios may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolios and the prices of futures contracts, and the possibility of an illiquid market.

   The European and Pacific Portfolios enter into forward currency contracts to maintain the same currency exposure as their respective indexes. The portfolios' risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

     Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

     4. FEDERAL INCOME TAXES: Each portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. REPURCHASE AGREEMENTS: Each portfolio, along with other members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid in capital.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Portfolios at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the portfolios under methods approved by the Board of Directors. At June 30, 1998, the portfolios had contributed capital aggregating $1,022,000 to Vanguard (included in Other Assets), representing 1.5% of Vanguard's capitalization. The portfolios' Directors and officers are also Directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Portfolio. The special service agreement provides that Vanguard will reimburse the portfolio's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the portfolio. Accordingly, all expenses incurred by the portfolio during the six months ended June 30, 1998, were reimbursed by Vanguard. The portfolio's Trustees and officers are also Directors and officers of Vanguard.

D. During the six months ended June 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                          (000)
                                          --------------------------------------
PORTFOLIO                                   PURCHASES                SALES
--------------------------------------------------------------------------------
European                                    $944,024               $58,046
Pacific                                      115,916                10,026
Emerging Markets                              85,763                27,131
Total International                          183,514                 4,396
--------------------------------------------------------------------------------

E. At June 30, 1998, net unrealized appreciation (depreciation) of investment securities for federal income tax purposes was:

-----------------------------------------------------------------------------------------------
                                                              (000)
                                  -------------------------------------------------------------
                                                                                 NET UNREALIZED
                                      APPRECIATED            DEPRECIATED          APPRECIATION
PORTFOLIO                             SECURITIES             SECURITIES          (DEPRECIATION)
-----------------------------------------------------------------------------------------------
European                               $1,448,688           $  (23,929)            $1,424,759
Pacific                                    71,495             (371,476)              (299,981)
Emerging Markets                           73,648             (320,379)              (246,731)
Total International                       227,995             (156,315)                71,680
-----------------------------------------------------------------------------------------------

     At June 30, 1998, the aggregate settlement value of open futures contracts expiring in September 1998 and the related unrealized appreciation were:

----------------------------------------------------------------------------------------------
                                                                           (000)
                                                          ------------------------------------
                                                              AGGREGATE
                                       NUMBER OF             SETTLEMENT            UNREALIZED
PORTFOLIO/FUTURES CONTRACTS         LONG CONTRACTS              VALUE             APPRECIATION
----------------------------------------------------------------------------------------------
European/
  Eurotop                                  38                 $11,062                 $429
Pacific/
  Nikkei 300                              471                   8,241                  199
----------------------------------------------------------------------------------------------

     At June 30, 1998, the European and Pacific Portfolios had open forward currency contracts to receive foreign currency in exchange for U.S. dollars as follows:

------------------------------------------------------------------------------------------------
                                                            (000)
                                ----------------------------------------------------------------
                                      CONTRACT AMOUNT
                                --------------------------                          UNREALIZED
PORTFOLIO/                        FOREIGN           U.S.        MARKET VALUE IN    APPRECIATION
CONTRACT SETTLEMENT DATE         CURRENCY          DOLLARS       U.S. DOLLARS     (DEPRECIATION)
------------------------------------------------------------------------------------------------
European/
Receive:
  9/23/1998            ECU          9,635          $10,632          $10,615            $(17)
Pacific/
Receive:
  9/16/1998            JPY        929,121            6,768            6,768              --
  9/17/1998            JPY        188,740            1,352            1,375              23
------------------------------------------------------------------------------------------------

ECU--European Currency Unit.

JPY--Japanese Yen.

     The European, Pacific, and Emerging Markets Portfolios had net unrealized foreign currency gains (losses) of $(63,000), $8,000, and $(59,000), respectively, resulting from the translation of other assets and liabilities at June 30, 1998.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

   During the six months ended June 30, 1998, the European, Pacific, and Emerging Markets Portfolios realized net foreign currency losses of $297,000, $321,000, and $155,000, respectively, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized gains (losses) to undistributed net investment income.

   For federal income tax purposes, at December 31, 1997, the Pacific and Emerging Markets Portfolios had the following capital losses available to offset future capital gains:

----------------------------------------------------------------------------------------------
                                                                       CAPITAL LOSS
                                                          ------------------------------------
                                                                                   EXPIRATION
                                                                                     FISCAL
                                                                                     YEAR(S)
                                                               AMOUNT                ENDING
PORTFOLIO                                                       (000)              DECEMBER 31
----------------------------------------------------------------------------------------------
Pacific                                                       $(37,789)             2003-2006
Emerging Markets                                               (25,667)             2003-2006
----------------------------------------------------------------------------------------------

G. The market value of securities on loan to brokers/dealers at June 30, 1998, and collateral received with respect to such loans were:

----------------------------------------------------------------------------------------------
                                                                           (000)
                                                          ------------------------------------
                                                            MARKET VALUE              CASH
                                                              OF LOANED            COLLATERAL
PORTFOLIO                                                    SECURITIES             RECEIVED
----------------------------------------------------------------------------------------------
European                                                      $558,030              $592,842
Pacific                                                        222,525               233,512
Emerging Markets                                               135,257               150,071
----------------------------------------------------------------------------------------------

Cash collateral received is invested in repurchase agreements.

DIRECTORS, TRUSTEES, AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MacLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DiSTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MacKINNON
Managing Director, Fixed Income Group.

F. WILLIAM McNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.

  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
     "500" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell
        Company is he owner of trademarks and copyrights relating to the
            Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are
                       trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
   Aggressive Growth Portfolio
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Index Trust
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   Extended Market Portfolio
   Growth Portfolio
   Mid Capitalization Stock
     Portfolio
   Small Capitalization Growth
     Stock Portfolio
   Small Capitalization Stock
     Portfolio
   Small Capitalization Value
     Stock Portfolio
   Total Stock Market Portfolio
   Value Portfolio
Institutional Index Fund
International Equity Index Fund
   Emerging Markets Portfolio
   European Portfolio
   Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
   Energy Portfolio
   Gold & Precious Metals
     Portfolio
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Tax-Managed Fund
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     Portfolio
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Total International Portfolio
Trustees' Equity Fund
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MONEY MARKET FUNDS
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     Portfolio
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   (CA, NJ, NY, OH, PA)
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BOND FUNDS
Admiral Funds
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     Treasury Portfolio
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     Portfolio
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     Portfolio
Bond Index Fund
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     Portfolio
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     Portfolio
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     Treasury Portfolio
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     Portfolio
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     Portfolio
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State Tax-Free Funds
   (CA, FL, NJ, NY, OH, PA)

BALANCED FUNDS
Asset Allocation Fund
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Horizon Fund
   Global Asset Allocation
     Portfolio
LifeStrategy Portfolios
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     Portfolio
   Growth Portfolio
   Income Portfolio
   Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
   Balanced Portfolio
Wellesley Income Fund
Wellington Fund

Q722-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.

[THE VANGUARD GROUP LOGO]

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be obtained directly from The Vanguard Group.